UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2017

Emerging Markets Debt Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Portfolio at a Glance
Average Duration (effective)	4.6 years
Weighted Average Life	4.9 years

Bond Holdings by Country	% of net assets
Mexico	13.1%
Turkey	12.8%
Brazil	8.2%
Colombia	6.6%
China	5.3%
Argentina	5.3%
India	3.8%
Indonesia	3.7%
Russia	2.6%
United States	2.5%
Other Countries	31.1%
Cash and Equivalents*	5.0%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Corporate Bonds	79.5%
Sovereign Governments and Agencies	12.9%
U.S. Treasury Securities	2.5%
Common Stocks	0.1%
Temporary Cash Investments	11.7%
Other Assets and Liabilities	(6.7)%**
**Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,028.20	$4.88	0.97%
I Class	$1,000	$1,008.80(2)	$0.50(3)	0.87%
Y Class	$1,000	$1,008.90(2)	$0.44(3)	0.77%
A Class	$1,000	$1,025.90	$6.13	1.22%
C Class	$1,000	$1,022.10	$9.88	1.97%
R Class	$1,000	$1,025.60	$7.38	1.47%
R5 Class	$1,000	$1,029.20	$3.87	0.77%
R6 Class	$1,000	$1,028.40	$3.62	0.72%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.48(4)	$4.36(4)	0.87%
Y Class	$1,000	$1,020.98(4)	$3.86(4)	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.22	$3.61	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 79.5%
Algeria — 0.6%
GTH Finance BV, 7.25%, 4/26/23(1)	$200,000	$219,598
Argentina — 1.9%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	150,000	158,700
Cablevision SA, 6.50%, 6/15/21(1)	500,000	533,750
		692,450
Bangladesh — 1.1%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	400,000	419,640
Brazil — 8.2%
BRF GmbH, 4.35%, 9/29/26	300,000	283,950
JBS Investments GmbH, 7.75%, 10/28/20(1)	300,000	316,035
Petrobras Global Finance BV, 3.00%, 1/15/19	1,000,000	1,001,500
Petrobras Global Finance BV, 8.75%, 5/23/26	800,000	934,800
Pontis IV Ltd., 5.125%, 3/31/27(1)	200,000	199,000
Suzano Austria GmbH, 5.75%, 7/14/26	300,000	308,850
		3,044,135
Cayman Islands — 0.8%
Energuate Trust, 5.875%, 5/3/27(1)(2)	300,000	305,250
Chile — 1.4%
Cencosud SA, 5.15%, 2/12/25	300,000	317,351
Inversiones CMPC SA, 4.75%, 9/15/24	200,000	208,691
		526,042
China — 5.3%
Baidu, Inc., 2.75%, 6/9/19	200,000	202,686
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	206,666
CITIC Ltd., 6.80%, 1/17/23	200,000	235,992
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	294,659
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	202,640
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	199,700
Tencent Holdings Ltd., MTN, 2.00%, 5/2/17	650,000	650,000
		1,992,343
Colombia — 6.5%
Banco de Bogota SA, 6.25%, 5/12/26(1)	200,000	213,540
Banco GNB Sudameris SA, 6.50%, 4/3/22(1)	500,000	516,475
Ecopetrol SA, 5.875%, 9/18/23	250,000	271,175
Grupo Aval Ltd., 4.75%, 9/26/22	250,000	253,595
GrupoSura Finance SA, 5.50%, 4/29/26(1)	400,000	430,780
Millicom International Cellular SA, 6.625%, 10/15/21	400,000	419,827
SUAM Finance BV, 4.875%, 4/17/24	300,000	316,650
		2,422,042
Dominican Republic — 0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)	300,000	322,389

6

	Principal Amount	Value
El Salvador — 1.2%
Grupo Unicomer Co. Ltd., 7.875%, 4/1/24(1)	$400,000	$433,000
Guatemala — 0.6%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	200,000	212,956
Hong Kong — 1.7%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	202,303
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	221,259
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	110,280
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	100,102
		633,944
India — 3.8%
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	211,072
GCX Ltd., 7.00%, 8/1/19	300,000	308,986
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	218,990
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	211,357
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	256,845
Vedanta Resources plc, 6.375%, 7/30/22(1)	200,000	203,200
		1,410,450
Indonesia — 3.7%
PT Saka Energi Indonesia, 4.45%, 5/5/24(1)(2)	300,000	301,072
TBG Global Pte Ltd., 5.25%, 2/10/22	400,000	412,678
TBG Global Pte. Ltd., 4.625%, 4/3/18	650,000	657,719
		1,371,469
Israel — 2.3%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	864,828
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	300,000	300,000
Kuwait — 0.8%
Kuwait Projects Co., 5.00%, 3/15/23	300,000	317,659
Malaysia — 0.5%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	200,604
Mexico — 7.3%
Alfa SAB de CV, 5.25%, 3/25/24	300,000	318,000
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	300,000	294,750
BBVA Bancomer SA, 6.01%, 5/17/22	300,000	300,000
Cemex Finance LLC, 9.375%, 10/12/22	300,000	323,625
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	197,900
Petroleos Mexicanos, 3.50%, 7/18/18	400,000	407,280
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	400,000	402,000
Southern Copper Corp., 7.50%, 7/27/35	400,000	490,572
		2,734,127
Morocco — 0.6%
OCP SA, 5.625%, 4/25/24	200,000	214,394
Nigeria — 2.4%
Guaranty Trust Bank plc, 6.00%, 11/8/18	200,000	205,690

7

	Principal Amount	Value
Ihs Netherlands Holdco BV, 9.50%, 10/27/21(1)	$650,000	$681,253
		886,943
Panama — 1.2%
Sable International Finance Ltd., 6.875%, 8/1/22	400,000	431,120
Peru — 0.5%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	200,850
Philippines — 0.6%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	101,408
FPT Finance Ltd., 6.375%, 9/28/20	100,000	108,901
		210,309
Poland — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	200,000	212,390
Qatar — 2.2%
Nakilat, Inc., 6.27%, 12/31/33	212,140	247,143
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	500,000	581,250
		828,393
Republic of Korea — 1.7%
Hyundai Capital America, 2.55%, 2/6/19	200,000	200,988
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	207,729
Woori Bank, MTN, 4.75%, 4/30/24	200,000	207,087
		615,804
Russia — 2.6%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	200,000	216,923
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	200,000	237,839
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	220,135
Lukoil International Finance BV, 4.75%, 11/2/26(1)	300,000	307,240
		982,137
Singapore — 1.9%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	301,828
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	205,060
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	203,790
		710,678
South Africa — 1.1%
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	400,000	412,750
Thailand — 1.1%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	209,126
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	204,187
		413,313
Trinidad and Tobago — 1.2%
Columbus Cable Barbados Ltd., 7.375%, 3/30/21	400,000	432,000
Turkey — 10.2%
Akbank TAS, 3.875%, 10/24/17	400,000	402,792
Akbank TAS, VRN, 7.20%, 3/16/22(1)	200,000	211,783
Finansbank AS, 6.25%, 4/30/19	400,000	423,037
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	500,000	505,987

8

		Principal Amount/Shares	Value
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		$700,000	$727,258
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17		800,000	804,851
Turkiye Is Bankasi, 3.75%, 10/10/18		200,000	200,633
Yapi ve Kredi Bankasi AS, 5.75%, 2/24/22		300,000	304,958
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18		200,000	204,252
			3,785,551
United Arab Emirates — 1.7%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23		200,000	202,519
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23		200,000	207,075
DP World Ltd., MTN, 6.85%, 7/2/37		200,000	235,824
			645,418
Zambia — 0.5%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)		200,000	204,125
TOTAL CORPORATE BONDS (Cost $28,805,697)			29,609,101
SOVEREIGN GOVERNMENTS AND AGENCIES — 12.9%
Argentina — 3.4%
Argentine Republic Government International Bond, 6.875%, 1/26/27		900,000	953,100
Provincia de Buenos Aires, 7.875%, 6/15/27		300,000	313,841
			1,266,941
Mexico — 5.8%
Mexico Cetes, 0.00%, 10/12/17(3)	MXN	420,000,000	2,164,708
Peru — 0.6%
Peruvian Government International Bond, 8.75%, 11/21/33		$150,000	229,875
Saudi Arabia — 0.5%
Saudi Government International Bond, 2.375%, 10/26/21(1)		200,000	196,732
Turkey — 2.6%
Turkey Government International Bond, 6.00%, 3/25/27		600,000	643,125
Turkey Government International Bond, 5.125%, 3/25/22		300,000	311,410
			954,535
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,716,992)			4,812,791
U.S. TREASURY SECURITIES — 2.5%
United States — 2.5%
U.S. Treasury Notes, 1.875%, 3/31/22 (Cost $926,179)		925,000	927,601
COMMON STOCKS — 0.1%
Colombia — 0.1%
Pacific Exploration and Production Corp.(4) (Cost $202,817)		1,039	30,619
TEMPORARY CASH INVESTMENTS — 11.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $2,172,168), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $2,130,183)			2,130,062
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $2,175,019), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $2,131,039)			2,131,000

9

	Principal Amount	Value
U.S. Treasury Bills, 0.64%, 8/10/17(5)(6)	$100,000	$99,777
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,360,886)		4,360,839
TOTAL INVESTMENT SECURITIES — 106.7% (Cost $39,012,571)		39,740,951
OTHER ASSETS AND LIABILITIES(7) — (6.7)%		(2,495,625)
TOTAL NET ASSETS — 100.0%		$37,245,326

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	349,494	MXN	6,656,026	JPMorgan Chase Bank N.A.	6/30/17	$(706)
USD	1,747,023	MXN	33,280,130	JPMorgan Chase Bank N.A.	6/30/17	(3,977)
						$(4,683)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
20	U.S. Treasury 2-Year Notes	June 2017	$4,332,188	$(44)
33	U.S. Treasury 5-Year Notes	June 2017	3,907,406	13,249
7	U.S. Treasury Long Bonds	June 2017	1,070,781	23,109
			$9,310,375	$36,314

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
13	U.S. Treasury 10-Year Ultra Notes	June 2017	$1,760,891	$(20,121)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value*
Bank of America N.A. / Republic of Colombia	$500,000	Buy	1.00%	12/20/21	$11,599	$(9,681)	$1,918
Barclays Bank plc / Republic of Korea	1,000,000	Buy	1.00%	12/20/21	(24,876)	2,051	(22,825)
					$(13,277)	$(7,630)	$(20,907)

*The value for credit default swap agreements serve as an indicator of the current status of the payment performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

10

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
MXN	-	Mexican Peso
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,454,058, which represented 22.7% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Security is a zero-coupon bond.

(4)	Non-income producing.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $66,852.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $34,751,509)	$35,479,889
Repurchase agreements, at value (cost of $4,261,062)	4,261,062
Total investment securities, at value (cost of $39,012,571)	39,740,951
Cash	281,172
Receivable for investments sold	211,086
Receivable for capital shares sold	25,664
Swap agreements, at value (including net premiums paid (received) of $11,599)	1,918
Interest receivable	411,078
40,671,869

Liabilities
Payable for investments purchased	3,371,009
Payable for capital shares redeemed	180
Payable for variation margin on futures contracts	906
Unrealized depreciation on forward foreign currency exchange contracts	4,683
Swap agreements, at value (including net premiums paid (received) of $(24,876))	22,825
Accrued management fees	24,232
Distribution and service fees payable	2,708
3,426,543

Net Assets	$37,245,326

Net Assets Consist of:
Capital paid in	$36,069,326
Undistributed net investment income	7,553
Undistributed net realized gain	428,732
Net unrealized appreciation	739,715
$37,245,326

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$3,418,999	329,765	$10.37
I Class	$5,042	486	$10.37
Y Class	$5,042	486	$10.37
A Class	$6,434,414	620,920	$10.36*
C Class	$1,126,581	108,904	$10.34
R Class	$1,167,034	112,690	$10.36
R5 Class	$5,845,851	563,814	$10.37
R6 Class	$19,242,363	1,855,148	$10.37
*Maximum offering price $10.85 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$772,855

Expenses:
Management fees	139,321
Distribution and service fees:
A Class	7,765
C Class	5,471
R Class	2,789
Trustees' fees and expenses	999
Other expenses	396
156,741

Net investment income (loss)	616,114

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	388,095
Futures contract transactions	93,997
Swap agreement transactions	(21,700)
460,392

Change in net unrealized appreciation (depreciation) on:
Investments	(31,464)
Futures contracts	504
Swap agreements	(7,630)
Translation of assets and liabilities in foreign currencies	2,772
(35,818)

Net realized and unrealized gain (loss)	424,574

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,040,688

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$616,114	$1,046,093
Net realized gain (loss)	460,392	427,241
Change in net unrealized appreciation (depreciation)	(35,818)	1,232,877
Net increase (decrease) in net assets resulting from operations	1,040,688	2,706,211

Distributions to Shareholders
From net investment income:
Investor Class	(55,606)	(85,827)
I Class	(10)	—
Y Class	(10)	—
A Class	(99,053)	(202,338)
C Class	(13,343)	(27,956)
R Class	(16,391)	(33,205)
R5 Class	(102,313)	(207,030)
R6 Class	(321,835)	(507,314)
From net realized gains:
Investor Class	(18,280)	—
A Class	(36,596)	—
C Class	(6,473)	—
R Class	(6,555)	—
R5 Class	(33,080)	—
R6 Class	(99,926)	—
Decrease in net assets from distributions	(809,471)	(1,063,670)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,455,174	4,891,529

Net increase (decrease) in net assets	3,686,391	6,534,070

Net Assets
Beginning of period	33,558,935	27,024,865
End of period	$37,245,326	$33,558,935

Undistributed net investment income	$7,553	$—

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

15

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of
Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 45% of the shares of the fund. Various funds issued by American Century Investment Trust and American Century Strategic Asset Allocations, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $24,112,688, of which $926,192 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $22,254,735, none of which were U.S. Treasury and Government Agency obligations.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	163,267	$1,660,483	274,466	$2,798,069
Issued in reinvestment of distributions	7,119	72,293	8,240	82,673
Redeemed	(218,294)	(2,210,261)	(97,759)	(978,196)
	(47,908)	(477,485)	184,947	1,902,546
I Class			N/A
Sold	485	5,000
Issued in reinvestment of distributions	1	10
	486	5,010
Y Class			N/A
Sold	485	5,000
Issued in reinvestment of distributions	1	10
	486	5,010
A Class
Sold	389	3,924	6,539	63,694
Issued in reinvestment of distributions	13,368	135,649	20,228	201,870
Redeemed	(1,763)	(18,155)	—	—
	11,994	121,418	26,767	265,564
C Class
Sold	—	—	847	8,260
Issued in reinvestment of distributions	1,957	19,805	2,801	27,893
Redeemed	(874)	(8,914)	(44)	(446)
	1,083	10,891	3,604	35,707
R Class
Sold	1,787	18,183	1,674	16,835
Issued in reinvestment of distributions	2,263	22,946	3,322	33,128
Redeemed	(15)	(150)	—	—
	4,035	40,979	4,996	49,963
R5 Class
Sold	—	—	—	—
Issued in reinvestment of distributions	13,330	135,393	20,682	206,541
Redeemed	—	—	—	—
	13,330	135,393	20,682	206,541
R6 Class
Sold	335,333	3,390,193	353,521	3,601,101
Issued in reinvestment of distributions	41,485	421,761	50,626	506,132
Redeemed	(19,395)	(197,996)	(166,923)	(1,676,025)
	357,423	3,613,958	237,224	2,431,208
Net increase (decrease)	340,929	$3,455,174	478,220	$4,891,529

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the I Class and Y Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$29,609,101	—
Sovereign Governments and Agencies	—	4,812,791	—
U.S. Treasury Securities	—	927,601	—
Common Stocks	$30,619	—	—
Temporary Cash Investments	—	4,360,839	—
	$30,619	$39,710,332	—
Other Financial Instruments
Futures Contracts	$36,358	—	—
Swap Agreements	—	$1,918	—
	$36,358	$1,918	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,165	—	—
Swap Agreements	—	$22,825	—
Forward Foreign Currency Exchange Contracts	—	4,683	—
	$20,165	$27,508	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net

19

realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,566,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. . The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,096,516.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 56 contracts.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$1,918	Swap agreements	$22,825
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	4,683
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	906
		$1,918		$28,414

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(21,700)	Change in net unrealized appreciation (depreciation) on swap agreements	$(7,630)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	—	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(4,683)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	93,997	Change in net unrealized appreciation (depreciation) on futures contracts	504
		$72,297		$(11,809)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$39,012,592
Gross tax appreciation of investments	$931,131
Gross tax depreciation of investments	(202,772)
Net tax appreciation (depreciation) of investments	$728,359

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.32	0.18	0.10	0.28	(0.17)	(0.06)	(0.23)	$10.37	2.82%	0.97%(4)	3.47%(4)	77%	$3,419
2016	$9.75	0.36	0.57	0.93	(0.36)	—	(0.36)	$10.32	9.77%	0.97%	3.59%	97%	$3,898
2015(5)	$9.88	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	$9.75	(0.22)%	0.97%(4)	3.19%(4)	35%	$1,878
2015(6)	$10.00	0.28	(0.11)	0.17	(0.29)	—	(0.29)	$9.88	1.72%	0.97%(4)	3.18%(4)	46%	$3,312
I Class
2017(8)	$10.30	0.02	0.07	0.09	(0.02)	—	(0.02)	$10.37	0.88%	0.87%(4)	3.68%(4)	77%(9)	$5
Y Class
2017(8)	$10.30	0.02	0.07	0.09	(0.02)	—	(0.02)	$10.37	0.89%	0.77%(4)	3.78%(4)	77%(9)	$5
A Class
2017(3)	$10.32	0.16	0.10	0.26	(0.16)	(0.06)	(0.22)	$10.36	2.59%	1.22%(4)	3.22%(4)	77%	$6,434
2016	$9.74	0.33	0.59	0.92	(0.34)	—	(0.34)	$10.32	9.61%	1.22%	3.34%	97%	$6,282
2015(5)	$9.87	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	$9.74	(0.31)%	1.22%(4)	2.94%(4)	35%	$5,671
2015(6)	$10.00	0.27	(0.13)	0.14	(0.27)	—	(0.27)	$9.87	1.45%	1.22%(4)	2.93%(4)	46%	$6,660

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$10.30	0.13	0.09	0.22	(0.12)	(0.06)	(0.18)	$10.34	2.21%	1.97%(4)	2.47%(4)	77%	$1,127
2016	$9.72	0.26	0.58	0.84	(0.26)	—	(0.26)	$10.30	8.81%	1.97%	2.59%	97%	$1,110
2015(5)	$9.85	0.07	(0.13)	(0.06)	(0.07)	—	(0.07)	$9.72	(0.57)%	1.97%(4)	2.19%(4)	35%	$1,013
2015(6)	$10.00	0.20	(0.13)	0.07	(0.22)	—	(0.22)	$9.85	0.74%	1.97%(4)	2.18%(4)	46%	$1,019
R Class
2017(3)	$10.31	0.15	0.11	0.26	(0.15)	(0.06)	(0.21)	$10.36	2.56%	1.47%(4)	2.97%(4)	77%	$1,167
2016	$9.73	0.31	0.58	0.89	(0.31)	—	(0.31)	$10.31	9.34%	1.47%	3.09%	97%	$1,120
2015(5)	$9.86	0.09	(0.13)	(0.04)	(0.09)	—	(0.09)	$9.73	(0.40)%	1.47%(4)	2.69%(4)	35%	$1,009
2015(6)	$10.00	0.24	(0.12)	0.12	(0.26)	—	(0.26)	$9.86	1.18%	1.47%(4)	2.68%(4)	46%	$1,012
R5 Class(7)
2017(3)	$10.30	0.19	0.12	0.31	(0.18)	(0.06)	(0.24)	$10.37	2.92%	0.77%(4)	3.67%(4)	77%	$5,846
2016	$9.75	0.38	0.57	0.95	(0.38)	—	(0.38)	$10.30	9.99%	0.77%	3.79%	97%	$5,682
2015(5)	$9.87	0.11	(0.12)	(0.01)	(0.11)	—	(0.11)	$9.75	(0.16)%	0.77%(4)	3.39%(4)	35%	$5,164
2015(6)	$10.00	0.31	(0.13)	0.18	(0.31)	—	(0.31)	$9.87	1.91%	0.77%(4)	3.38%(4)	46%	$6,671
R6 Class
2017(3)	$10.33	0.19	0.10	0.29	(0.19)	(0.06)	(0.25)	$10.37	2.84%	0.72%(4)	3.72%(4)	77%	$19,242
2016	$9.75	0.38	0.59	0.97	(0.39)	—	(0.39)	$10.33	10.15%	0.72%	3.84%	97%	$15,465
2015(5)	$9.88	0.11	(0.12)	(0.01)	(0.12)	—	(0.12)	$9.75	(0.14)%	0.72%(4)	3.44%(4)	35%	$12,290
2015(6)	$10.00	0.32	(0.13)	0.19	(0.31)	—	(0.31)	$9.88	1.96%	0.72%(4)	3.43%(4)	46%	$8,699

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)	July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period.

(6)	July 29, 2014 (fund inception) through June 30, 2015.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(8)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 1706

Semiannual Report

April 30, 2017

Global Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2017
Portfolio at a Glance
Average Duration (effective)	6.9 years
Weighted Average Life	8.7 years

Bond Holdings by Country	% of net assets
United States	44.8%
Japan	14.9%
France	5.6%
Norway	4.9%
Italy	3.8%
Germany	3.7%
United Kingdom	3.1%
Canada	2.4%
Spain	2.1%
Netherlands	2.0%
Other Countries	16.8%
Cash and Equivalents*	(4.1)%
* Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	46.2%
Corporate Bonds	29.8%
U.S. Government Agency Mortgage-Backed Securities	9.0%
Collateralized Mortgage Obligations	5.9%
Commercial Mortgage-Backed Securities	5.3%
Asset-Backed Securities	4.6%
U.S. Treasury Securities	2.5%
Municipal Securities	0.5%
U.S. Government Agency Securities	0.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(4.8)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,004.50	$4.17	0.84%
Investor Class (before waiver)	$1,000	$1,004.50(2)	$4.77	0.96%
I Class (after waiver)	$1,000	$1,005.90(3)	$0.43(4)	0.74%
I Class (before waiver)	$1,000	$1,005.90(2)(3)	$0.50(4)	0.86%
Y Class (after waiver)	$1,000	$1,005.90(3)	$0.37(4)	0.64%
Y Class (before waiver)	$1,000	$1,005.90(2)(3)	$0.44(4)	0.76%
A Class (after waiver)	$1,000	$1,003.00	$5.41	1.09%
A Class (before waiver)	$1,000	$1,003.00(2)	$6.01	1.21%
C Class (after waiver)	$1,000	$999.40	$9.12	1.84%
C Class (before waiver)	$1,000	$999.40(2)	$9.72	1.96%
R Class (after waiver)	$1,000	$1,001.50	$6.65	1.34%
R Class (before waiver)	$1,000	$1,001.50(2)	$7.25	1.46%
R5 Class (after waiver)	$1,000	$1,005.60	$3.18	0.64%
R5 Class (before waiver)	$1,000	$1,005.60(2)	$3.78	0.76%
R6 Class (after waiver)	$1,000	$1,005.10	$2.93	0.59%
R6 Class (before waiver)	$1,000	$1,005.10(2)	$3.53	0.71%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.63	$4.21	0.84%
Investor Class (before waiver)	$1,000	$1,020.03	$4.81	0.96%
I Class (after waiver)	$1,000	$1,021.13(5)	$3.71(5)	0.74%
I Class (before waiver)	$1,000	$1,020.53(5)	$4.31(5)	0.86%
Y Class (after waiver)	$1,000	$1,021.62(5)	$3.21(5)	0.64%
Y Class (before waiver)	$1,000	$1,021.03(5)	$3.81(5)	0.76%
A Class (after waiver)	$1,000	$1,019.39	$5.46	1.09%
A Class (before waiver)	$1,000	$1,018.79	$6.06	1.21%
C Class (after waiver)	$1,000	$1,015.67	$9.20	1.84%
C Class (before waiver)	$1,000	$1,015.08	$9.79	1.96%
R Class (after waiver)	$1,000	$1,018.15	$6.71	1.34%
R Class (before waiver)	$1,000	$1,017.56	$7.30	1.46%
R5 Class (after waiver)	$1,000	$1,021.62	$3.21	0.64%
R5 Class (before waiver)	$1,000	$1,021.03	$3.81	0.76%
R6 Class (after waiver)	$1,000	$1,021.87	$2.96	0.59%
R6 Class (before waiver)	$1,000	$1,021.27	$3.56	0.71%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 46.2%
Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 4/22/26		$550,000	$603,900
Argentine Republic Government International Bond, 6.875%, 1/26/27		$800,000	847,200
			1,451,100
Australia — 1.4%
Australia Government Bond, 5.25%, 3/15/19	AUD	890,000	710,270
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	2,045,077
Australia Government Bond, 5.75%, 5/15/21	AUD	10,268,000	8,814,480
Australia Government Bond, 2.75%, 4/21/24	AUD	5,185,000	3,982,690
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,061,783
			18,614,300
Austria — 0.8%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,480,000	5,698,016
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,000,000	2,230,280
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,020,000	1,703,073
			9,631,369
Belgium — 0.4%
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	2,800,000	3,479,018
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,100,000	1,853,228
			5,332,246
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	456,890
Canada — 2.1%
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,320,000	3,261,823
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	7,100,000	5,629,931
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	7,645,000	5,975,000
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,372,000	7,369,655
Province of Quebec Canada, 5.75%, 12/1/36	CAD	3,900,000	4,062,684
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,450,000	1,166,759
			27,465,852
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	311,835
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		$2,100,000	2,711,100
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	23,500,000	1,180,453
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	16,300,000	2,367,258
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	422,007
			2,789,265

		Principal Amount	Value
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	$2,128,304
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	839,192
			2,967,496
Egypt — 0.2%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,042,160
Egypt Government International Bond, 6.125%, 1/31/22(1)		$600,000	625,113
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	648,315
			2,315,588
Finland — 0.3%
Finland Government Bond, 0.00%, 7/4/25(1)(2)	EUR	2,410,000	3,414,113
France — 3.8%
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	25,650,000	28,273,924
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	1,795,000	2,263,360
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	5,195,000	6,242,707
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,090,000	5,094,793
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	5,215,000	7,486,166
			49,360,950
Germany — 2.6%
Bundesobligation, 0.00%, 10/8/21(2)	EUR	3,310,000	3,681,171
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	1,410,000	1,594,419
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	16,970,000	18,056,456
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	3,170,000	5,095,373
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	2,370,000	4,269,742
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	430,000	625,810
			33,322,971
Hungary — 1.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	2,850,000,000	13,074,373
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	740,685
			13,815,058
Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,073,799
Ireland — 0.3%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,163,000	4,145,271
Italy — 3.3%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	22,845,000	24,693,390
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	11,920,000	12,978,103
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	3,460,000	4,706,573
Republic of Italy Government International Bond, 6.875%, 9/27/23		$120,000	141,785
			42,519,851
Japan — 14.9%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,224,450,000	49,404,138
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	4,058,500,000	38,504,841
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,199,350,000	26,561,484
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,163,600,000	13,555,607
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,479,800,000	15,461,574

		Principal Amount	Value
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,636,100,000	$49,984,885
			193,472,529
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	1,825,724
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	92,880,000	4,811,469
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	310,800
Mexico Government International Bond, 4.15%, 3/28/27		$3,900,000	4,014,855
			9,137,124
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,523,272
Netherlands — 0.9%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,675,000	6,278,960
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	3,645,000	4,009,885
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,260,000	1,915,048
			12,203,893
New Zealand — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,410,000	3,912,102
Norway — 4.9%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	455,768,000	58,958,690
Norway Government Bond, 1.50%, 2/19/26(1)	NOK	35,945,000	4,178,329
			63,137,019
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,595,000
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	526,250
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,308,600
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	460,250
			1,768,850
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,338,828
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	8,910,000	2,424,539
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	528,675
			2,953,214
Portugal — 0.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	5,965,000	6,431,821
Portugal Obrigacoes do Tesouro OT, 4.125%, 4/14/27(1)	EUR	4,755,000	5,442,877
			11,874,698
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,662,627
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,278,758

		Principal Amount	Value
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	$922,802
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,465,708
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,403,817
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	253,229
			2,657,046
Spain — 1.6%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	5,365,000	6,494,747
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	5,220,000	5,829,817
Spain Government Bond, 1.95%, 4/30/26(1)	EUR	1,025,000	1,160,878
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,215,000	1,778,964
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	3,084,000	4,797,576
			20,061,982
Sweden — 0.2%
Sweden Government Bond, 3.50%, 6/1/22	SEK	5,355,000	715,265
Sweden Government Bond, 2.50%, 5/12/25	SEK	14,400,000	1,900,676
			2,615,941
Switzerland — 0.9%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	8,535,000	9,510,448
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	690,000	988,565
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	1,300,000	1,480,343
			11,979,356
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	110,800,000	3,509,786
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,100,000	1,082,540
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	169,173
Turkey Government International Bond, 4.25%, 4/14/26		$500,000	476,107
Turkey Government International Bond, 6.00%, 3/25/27		$1,200,000	1,286,250
			1,931,530
United Kingdom — 1.6%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	1,085,000	1,500,101
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,355,000	16,980,038
United Kingdom Gilt, 4.25%, 12/7/55	GBP	1,175,000	2,678,588
			21,158,727
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $597,824,905)			600,474,813
CORPORATE BONDS — 29.8%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22		$330,000	325,294
Harris Corp., 2.70%, 4/27/20		240,000	242,918
Lockheed Martin Corp., 3.55%, 1/15/26		670,000	692,647
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	230,174

		Principal Amount	Value
Rockwell Collins, Inc., 4.35%, 4/15/47		$310,000	$315,254
United Technologies Corp., 5.70%, 4/15/40		380,000	468,357
United Technologies Corp., 3.75%, 11/1/46		100,000	96,071
			2,370,715
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		1,800,000	1,898,064
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	1,022,925
Tenneco, Inc., 5.00%, 7/15/26		1,520,000	1,535,200
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,045,000
			5,501,189
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26		370,000	379,764
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	216,560
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,514,685
General Motors Co., 5.00%, 4/1/35		310,000	307,592
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,226,085
General Motors Financial Co., Inc., 3.20%, 7/6/21		510,000	515,073
General Motors Financial Co., Inc., 5.25%, 3/1/26		500,000	540,034
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,525
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	994,700
			5,715,018
Banks — 6.7%
Akbank TAS, VRN, 7.20%, 3/16/22(1)		1,600,000	1,694,266
Bank of America Corp., MTN, 5.625%, 7/1/20		3,000,000	3,297,546
Bank of America Corp., MTN, 4.00%, 4/1/24		250,000	260,467
Bank of America Corp., MTN, 4.20%, 8/26/24		300,000	309,718
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,404,780
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		250,000	253,257
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	248,520
Barclays plc, 4.375%, 1/12/26		200,000	205,734
Barclays plc, 4.95%, 1/10/47		400,000	412,432
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,228,972
BPCE SA, 5.15%, 7/21/24(1)		$300,000	313,006
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,942,442
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	348,327
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,514
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,866,176
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,992
Citigroup, Inc., 2.90%, 12/8/21		600,000	603,838
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,457,565
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,939,625
Citigroup, Inc., 4.45%, 9/29/27		430,000	440,839
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	331,431
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,550,000	1,808,643
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$680,000	723,292
Cooperatieve Rabobank UA, 3.95%, 11/9/22		500,000	519,616
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,722,689

		Principal Amount	Value
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	$2,461,210
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,875,000	7,217,378
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	1,936,044
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,109,407
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	9,881,383
Finansbank AS, 6.25%, 4/30/19		$1,850,000	1,956,544
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	418,395
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	393,016
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,128,014
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$680,000	648,817
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,571,628
JPMorgan Chase & Co., 4.625%, 5/10/21		$3,230,000	3,498,781
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	512,745
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	215,432
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	267,429
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	160,115
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	246,962
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	2,170,000	2,549,220
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,907,061
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,684,640
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	747,747
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,900,000	3,215,913
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,474,326
SunTrust Bank, 3.30%, 5/15/26		$200,000	196,282
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,500,000	1,558,410
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,410,744
Wells Fargo & Co., 3.07%, 1/24/23		430,000	435,276
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,629,059
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	253,079
Wells Fargo & Co., MTN, 4.75%, 12/7/46		350,000	361,295
			86,420,039
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		590,000	605,754
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		540,000	553,217
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		1,010,000	1,107,571
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,023,151
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	544,282
Molson Coors Brewing Co., 3.00%, 7/15/26		470,000	450,779
			4,284,754
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,377,814
AbbVie, Inc., 3.60%, 5/14/25		290,000	292,953
AbbVie, Inc., 4.45%, 5/14/46		100,000	97,486
Amgen, Inc., 4.66%, 6/15/51		474,000	479,534
Biogen, Inc., 3.625%, 9/15/22		680,000	709,318
Celgene Corp., 3.875%, 8/15/25		1,150,000	1,193,307
Celgene Corp., 5.00%, 8/15/45		150,000	160,688

	Principal Amount	Value
Gilead Sciences, Inc., 4.40%, 12/1/21	$1,020,000	$1,102,157
Gilead Sciences, Inc., 3.65%, 3/1/26	600,000	611,025
Gilead Sciences, Inc., 4.15%, 3/1/47	200,000	189,198
		6,213,480
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,000,000	1,068,370
Masco Corp., 4.375%, 4/1/26	200,000	212,520
		1,280,890
Capital Markets — 0.2%
Cemex Finance LLC, 9.375%, 10/12/22	900,000	970,875
Jefferies Group LLC, 4.85%, 1/15/27	400,000	416,222
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	600,000	610,054
		1,997,151
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	1,140,000	1,192,725
Dow Chemical Co. (The), 4.375%, 11/15/42	200,000	201,628
Ecolab, Inc., 4.35%, 12/8/21	235,000	255,106
LyondellBasell Industries NV, 4.625%, 2/26/55	300,000	282,032
		1,931,491
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24	10,000	10,075
Republic Services, Inc., 3.55%, 6/1/22	680,000	710,325
Waste Management, Inc., 4.10%, 3/1/45	310,000	315,859
		1,036,259
Communications Equipment — 0.4%
Cisco Systems, Inc., 3.00%, 6/15/22	450,000	464,612
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,850,000	1,870,812
Ihs Netherlands Holdco BV, 9.50%, 10/27/21(1)	1,500,000	1,572,122
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	1,620,000	1,723,275
		5,630,821
Consumer Finance — 0.5%
American Express Credit Corp., 2.60%, 9/14/20	335,000	339,609
American Express Credit Corp., MTN, 2.25%, 5/5/21	600,000	598,665
American Express Credit Corp., MTN, 3.30%, 5/3/27(3)	300,000	299,040
CIT Group, Inc., 5.00%, 5/15/17	50,000	50,065
CIT Group, Inc., 4.25%, 8/15/17	1,460,000	1,471,680
CIT Group, Inc., 5.00%, 8/15/22	810,000	873,423
Discover Bank, 3.45%, 7/27/26	550,000	536,203
Discover Financial Services, 3.75%, 3/4/25	200,000	198,532
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	620,000	663,400
PNC Bank N.A., 1.95%, 3/4/19	1,100,000	1,102,972
Synchrony Financial, 2.60%, 1/15/19	380,000	382,718
Synchrony Financial, 3.00%, 8/15/19	250,000	253,889
		6,770,196
Containers and Packaging — 0.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,800,000	1,865,250
Ball Corp., 4.00%, 11/15/23	590,000	601,062

		Principal Amount	Value
Berry Plastics Corp., 5.125%, 7/15/23		$900,000	$939,105
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,740,000	1,800,900
WestRock RKT Co., 4.00%, 3/1/23		120,000	124,717
			5,331,034
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	195,747
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,760
			205,507
Diversified Financial Services — 2.3%
Ally Financial, Inc., 3.50%, 1/27/19		1,000,000	1,015,000
Ally Financial, Inc., 4.625%, 3/30/25		990,000	980,719
Banco Santander SA, 3.50%, 4/11/22		1,000,000	1,011,525
BNP Paribas SA, 4.375%, 9/28/25(1)		500,000	510,315
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	846,000	953,418
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,865,310
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$1,000,000	1,021,836
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		1,841,000	1,855,954
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	789,092
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$2,340,000	2,346,571
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		915,000	991,371
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,276,889
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,000,000	1,006,037
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	515,575
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		800,000	794,432
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	265,071
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,618,378
HSBC Holdings plc, 4.30%, 3/8/26		300,000	317,205
HSBC Holdings plc, 4.375%, 11/23/26		570,000	584,928
HSBC Holdings plc, VRN, 3.26%, 3/13/22		340,000	344,588
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27		1,000,000	997,494
Morgan Stanley, 5.00%, 11/24/25		1,310,000	1,424,591
Morgan Stanley, 4.375%, 1/22/47		350,000	353,524
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	118,861
Morgan Stanley, MTN, 2.50%, 4/21/21		3,210,000	3,203,593
Pontis IV Ltd., 5.125%, 3/31/27(1)		1,100,000	1,094,500
S&P Global, Inc., 3.30%, 8/14/20		250,000	256,449
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		200,000	205,664
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,186,422
			29,905,312
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.60%, 2/17/23		$500,000	510,495
AT&T, Inc., 4.45%, 4/1/24		510,000	537,555
AT&T, Inc., 3.40%, 5/15/25		1,900,000	1,853,431
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,081,701

		Principal Amount	Value
AT&T, Inc., 6.55%, 2/15/39		$271,000	$320,636
AT&T, Inc., 5.45%, 3/1/47		200,000	206,793
British Telecommunications plc, 5.95%, 1/15/18		500,000	515,208
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,051,050
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	606,080
Frontier Communications Corp., 8.50%, 4/15/20		1,000,000	1,061,250
Frontier Communications Corp., 11.00%, 9/15/25		200,000	193,750
Orange SA, 4.125%, 9/14/21		680,000	722,732
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,875,310
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	1,700,000	2,488,347
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	763,649
Telefonica Emisiones SAU, 5.21%, 3/8/47		300,000	311,458
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	2,300,000	2,812,824
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	51,267
Verizon Communications, Inc., 2.45%, 11/1/22		1,510,000	1,477,953
Verizon Communications, Inc., 4.125%, 3/16/27		300,000	306,518
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	51,306
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,472,072
			21,271,385
Electric Utilities — 0.1%
Energuate Trust, 5.875%, 5/3/27(1)(3)		1,400,000	1,424,500
Electronic Equipment, Instruments and Components — 0.1%
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,006,950
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25		160,000	136,400
Halliburton Co., 3.80%, 11/15/25		380,000	391,504
			527,904
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26		670,000	653,854
Boston Properties LP, 3.65%, 2/1/26		400,000	402,442
Crown Castle International Corp., 5.25%, 1/15/23		590,000	653,775
Essex Portfolio LP, 3.25%, 5/1/23		550,000	551,668
Hospitality Properties Trust, 4.65%, 3/15/24		520,000	535,600
Kilroy Realty LP, 4.375%, 10/1/25		400,000	421,232
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		1,340,000	1,341,675
Ventas Realty LP, 4.125%, 1/15/26		250,000	257,444
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,076,994
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	265,835
Welltower, Inc., 3.75%, 3/15/23		300,000	309,477
			6,469,996
Financial Services — 0.1%
GrupoSura Finance SA, 5.50%, 4/29/26(1)		1,200,000	1,292,340
Food and Staples Retailing — 0.4%
Cencosud SA, 4.875%, 1/20/23		1,800,000	1,899,097
CVS Health Corp., 3.50%, 7/20/22		250,000	260,112
CVS Health Corp., 2.75%, 12/1/22		690,000	691,479

	Principal Amount	Value
CVS Health Corp., 5.125%, 7/20/45	$100,000	$112,172
Dollar General Corp., 3.25%, 4/15/23	160,000	162,170
Kroger Co. (The), 3.30%, 1/15/21	480,000	494,512
Sysco Corp., 3.30%, 7/15/26	200,000	198,803
Target Corp., 2.50%, 4/15/26	710,000	677,606
Wal-Mart Stores, Inc., 4.75%, 10/2/43	600,000	679,619
		5,175,570
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/6/23(1)	1,000,000	1,076,750
Kraft Heinz Foods Co., 5.20%, 7/15/45	200,000	211,975
Kraft Heinz Foods Co., 4.375%, 6/1/46	120,000	114,670
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,730,000	1,790,550
		3,193,945
Gas Utilities — 0.8%
Boardwalk Pipelines LP, 4.45%, 7/15/27	280,000	287,030
Enbridge Energy Partners LP, 5.20%, 3/15/20	350,000	375,709
Enbridge, Inc., 4.00%, 10/1/23	530,000	551,367
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	22,638
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,829
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	1,009,266
Energy Transfer Partners LP, 4.90%, 3/15/35	320,000	311,264
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	32,783
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	924,607
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	220,000	247,605
Kinder Morgan, Inc., 5.55%, 6/1/45	450,000	478,288
MPLX LP, 4.875%, 6/1/25	450,000	479,395
MPLX LP, 5.20%, 3/1/47	100,000	102,765
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	699,402
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,120,000	1,226,278
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	1,026,691
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	975,100
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	520,000	553,800
Williams Cos., Inc. (The), 3.70%, 1/15/23	250,000	247,500
Williams Partners LP, 4.125%, 11/15/20	680,000	712,776
Williams Partners LP, 5.10%, 9/15/45	300,000	307,087
		10,592,180
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 2.00%, 9/15/18	160,000	160,151
Abbott Laboratories, 3.75%, 11/30/26	852,000	864,120
Becton Dickinson and Co., 3.73%, 12/15/24	600,000	604,385
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	989,908
Medtronic, Inc., 2.50%, 3/15/20	610,000	621,658
Medtronic, Inc., 3.50%, 3/15/25	120,000	124,027
Medtronic, Inc., 4.375%, 3/15/35	610,000	646,668
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	213,000	218,802

	Principal Amount	Value
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	$250,000	$240,701
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	240,000	273,807
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	273,157
		5,017,384
Health Care Providers and Services — 0.7%
Ascension Health, 3.95%, 11/15/46	100,000	97,749
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	750,000	765,937
DaVita, Inc., 5.75%, 8/15/22	50,000	51,938
DaVita, Inc., 5.125%, 7/15/24	1,800,000	1,854,009
Express Scripts Holding Co., 4.50%, 2/25/26	700,000	728,764
Express Scripts Holding Co., 3.40%, 3/1/27	200,000	190,724
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	1,011,850
HCA, Inc., 3.75%, 3/15/19	530,000	543,250
HCA, Inc., 5.00%, 3/15/24	930,000	989,287
HCA, Inc., 5.375%, 2/1/25	940,000	981,125
Mylan NV, 3.95%, 6/15/26	160,000	158,551
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	42,126
UnitedHealth Group, Inc., 2.875%, 12/15/21	610,000	626,895
UnitedHealth Group, Inc., 3.75%, 7/15/25	500,000	526,410
Universal Health Services, Inc., 4.75%, 8/1/22(1)	980,000	1,012,497
		9,581,112
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	1,800,000	1,859,040
Aramark Services, Inc., 5.00%, 4/1/25(1)	740,000	775,150
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	1,560,000	1,575,600
International Game Technology plc, 6.25%, 2/15/22(1)	1,880,000	2,058,600
McDonald's Corp., MTN, 3.375%, 5/26/25	280,000	286,176
McDonald's Corp., MTN, 4.70%, 12/9/35	460,000	492,648
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	550,000	609,125
		7,656,339
Household Durables — 0.3%
D.R. Horton, Inc., 5.75%, 8/15/23	20,000	22,671
Lennar Corp., 4.75%, 12/15/17	43,000	43,484
Lennar Corp., 4.75%, 4/1/21	810,000	855,563
Lennar Corp., 4.50%, 4/30/24	1,000,000	1,013,125
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	10,447
Newell Brands, Inc., 5.00%, 11/15/23	480,000	512,197
Newell Brands, Inc., 4.20%, 4/1/26	350,000	368,261
Newell Brands, Inc., 5.50%, 4/1/46	300,000	349,591
Toll Brothers Finance Corp., 4.00%, 12/31/18	45,000	46,350
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,024,650
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	20,000	21,150
		4,267,489
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25	780,000	839,990

		Principal Amount	Value
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47		$200,000	$197,612
General Electric Co., 2.70%, 10/9/22		1,020,000	1,038,480
General Electric Co., MTN, 2.20%, 1/9/20		716,000	725,317
			1,961,409
Insurance — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		950,000	977,809
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,000,000	2,493,501
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,419,149
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,483,121
AXA SA, 6.69%, 7/6/26	GBP	1,100,000	1,636,465
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	2,000,000	2,286,550
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	700,253
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	498,332
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	607,664
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	338,087
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	3,500,000	4,017,842
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	4,200,000	4,756,339
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,668,594
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	431,385
Markel Corp., 4.90%, 7/1/22		290,000	316,762
MetLife, Inc., 3.60%, 11/13/25		200,000	206,775
MetLife, Inc., 4.875%, 11/13/43		680,000	750,256
Prudential Financial, Inc., 5.375%, 6/21/20		1,360,000	1,492,640
Prudential Financial, Inc., VRN, 5.875%, 9/15/22		1,050,000	1,161,357
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	189,749
Voya Financial, Inc., 5.70%, 7/15/43		435,000	488,887
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,787
			27,932,304
Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21		630,000	677,250
Tencent Holdings Ltd., 3.375%, 5/2/19(1)		3,000,000	3,065,034
			3,742,284
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/5/24		550,000	570,619
Fidelity National Information Services, Inc., 3.00%, 8/15/26		340,000	326,412
First Data Corp., 5.00%, 1/15/24(1)		1,270,000	1,303,655
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	808,664
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		280,000	294,698
			3,304,048
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,026,189
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,850
			1,047,039
Media — 1.7%
21st Century Fox America, Inc., 3.70%, 10/15/25		220,000	225,863

	Principal Amount	Value
21st Century Fox America, Inc., 4.75%, 9/15/44	$240,000	$245,177
21st Century Fox America, Inc., 4.75%, 11/15/46	150,000	153,219
Cablevision SA, 6.50%, 6/15/21(1)	1,500,000	1,601,250
CBS Corp., 3.50%, 1/15/25	220,000	221,804
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,170,000	1,216,800
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	1,190,000	1,278,208
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	120,000	140,968
Comcast Corp., 3.15%, 3/1/26	370,000	368,121
Comcast Corp., 4.40%, 8/15/35	100,000	104,786
Comcast Corp., 6.40%, 5/15/38	530,000	681,662
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,510,000	1,564,737
Discovery Communications LLC, 5.625%, 8/15/19	423,000	456,016
Discovery Communications LLC, 3.25%, 4/1/23	100,000	98,961
Discovery Communications LLC, 4.90%, 3/11/26	300,000	315,467
DISH DBS Corp., 4.625%, 7/15/17	980,000	986,125
DISH DBS Corp., 6.75%, 6/1/21	50,000	54,500
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,195,984
Lamar Media Corp., 5.375%, 1/15/24	1,840,000	1,950,400
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	632,950
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	810,000	835,819
Omnicom Group, Inc., 3.60%, 4/15/26	500,000	504,756
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	980,000	1,008,175
TEGNA, Inc., 5.125%, 7/15/20	910,000	940,712
Time Warner Cable LLC, 6.75%, 7/1/18	310,000	326,979
Time Warner Cable LLC, 4.50%, 9/15/42	300,000	276,134
Time Warner, Inc., 4.70%, 1/15/21	420,000	452,167
Time Warner, Inc., 3.60%, 7/15/25	700,000	697,010
Time Warner, Inc., 3.80%, 2/15/27	200,000	199,518
Time Warner, Inc., 5.35%, 12/15/43	250,000	259,534
Viacom, Inc., 4.25%, 9/1/23	500,000	521,013
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,550,000	1,575,187
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	220,000	226,132
		22,316,134
Metals and Mining — 0.4%
Constellium NV, 6.625%, 3/1/25(1)	650,000	641,875
Freeport-McMoRan, Inc., 3.875%, 3/15/23	430,000	400,975
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	10,000	10,756
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	354,280
Steel Dynamics, Inc., 5.50%, 10/1/24	500,000	529,375
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	880,000	902,000
Vale Overseas Ltd., 6.875%, 11/21/36	2,000,000	2,177,500
		5,016,761
Multi-Utilities — 1.5%
AES Corp., 4.875%, 5/15/23	980,000	994,700
AES Corp., 6.00%, 5/15/26	750,000	794,062

		Principal Amount	Value
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		$1,400,000	$1,428,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		550,000	554,125
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	699,230
Calpine Corp., 5.875%, 1/15/24(1)		490,000	516,950
Calpine Corp., 5.75%, 1/15/25		390,000	379,275
Dominion Resources, Inc., 3.625%, 12/1/24		1,030,000	1,050,969
Dominion Resources, Inc., 3.90%, 10/1/25		480,000	495,042
Dominion Resources, Inc., 4.90%, 8/1/41		100,000	106,443
Duke Energy Corp., 3.55%, 9/15/21		680,000	708,506
Duke Energy Corp., 2.65%, 9/1/26		300,000	284,026
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	408,922
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	175,484
Duke Energy Progress LLC, 3.70%, 10/15/46		200,000	191,469
Exelon Corp., 4.45%, 4/15/46		400,000	402,914
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	715,628
FirstEnergy Corp., 4.25%, 3/15/23		900,000	938,773
Florida Power & Light Co., 4.125%, 2/1/42		525,000	550,684
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	30,975
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	867,000
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	215,025
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	20,149
NiSource Finance Corp., 5.65%, 2/1/45		410,000	491,462
Pacific Gas & Electric Co., 4.00%, 12/1/46		505,000	507,087
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,407
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,600,000	2,197,904
Sempra Energy, 2.875%, 10/1/22		$680,000	683,290
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,407,999
Xcel Energy, Inc., 3.35%, 12/1/26		$150,000	151,630
Xcel Energy, Inc., 4.80%, 9/15/41		680,000	712,382
			19,690,512
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	328,595
Oil, Gas and Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	296,616
Anadarko Petroleum Corp., 5.55%, 3/15/26		350,000	392,425
Antero Resources Corp., 5.125%, 12/1/22		1,440,000	1,468,800
Apache Corp., 4.75%, 4/15/43		300,000	306,516
BP Capital Markets plc, 4.50%, 10/1/20		690,000	742,608
Cenovus Energy, Inc., 4.25%, 4/15/27(1)		300,000	298,603
Chevron Corp., 2.10%, 5/16/21		470,000	469,001
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,051,578
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,066,163
Concho Resources, Inc., 5.50%, 4/1/23		1,350,000	1,406,531
Concho Resources, Inc., 4.375%, 1/15/25		710,000	722,425
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	13,032
Continental Resources, Inc., 5.00%, 9/15/22		570,000	577,125

		Principal Amount	Value
Continental Resources, Inc., 3.80%, 6/1/24		$180,000	$170,100
Ecopetrol SA, 5.875%, 9/18/23		1,580,000	1,713,826
Encana Corp., 6.50%, 2/1/38		370,000	418,500
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,022,790
Exxon Mobil Corp., 3.04%, 3/1/26		200,000	202,242
Hess Corp., 6.00%, 1/15/40		320,000	333,429
Lukoil International Finance BV, 4.75%, 11/2/26(1)		2,000,000	2,048,266
Marathon Oil Corp., 3.85%, 6/1/25		400,000	397,995
Marathon Oil Corp., 5.20%, 6/1/45		200,000	201,805
Newfield Exploration Co., 5.75%, 1/30/22		1,230,000	1,313,025
Newfield Exploration Co., 5.625%, 7/1/24		50,000	53,094
Newfield Exploration Co., 5.375%, 1/1/26		500,000	526,875
Noble Energy, Inc., 4.15%, 12/15/21		217,000	229,593
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	485,036
Petrobras Global Finance BV, 8.375%, 5/23/21		1,500,000	1,700,250
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,842,400
Phillips 66, 4.30%, 4/1/22		350,000	378,112
PT Saka Energi Indonesia, 4.45%, 5/5/24(1)(3)		1,950,000	1,956,965
Shell International Finance BV, 2.375%, 8/21/22		690,000	684,736
Shell International Finance BV, 3.25%, 5/11/25		230,000	234,735
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)		600,000	599,100
Statoil ASA, 3.95%, 5/15/43		500,000	491,253
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	9,975
Suncor Energy, Inc., 6.50%, 6/15/38		280,000	354,997
Tesoro Corp., 5.375%, 10/1/22		490,000	512,050
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	683,278
			28,375,850
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	780,044
International Paper Co., 6.00%, 11/15/41		210,000	253,592
International Paper Co., 4.40%, 8/15/47		400,000	392,925
			1,426,561
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24		1,510,000	1,553,532
Baxalta, Inc., 4.00%, 6/23/25		650,000	669,667
Merck & Co., Inc., 2.40%, 9/15/22		350,000	351,204
Perrigo Finance Unlimited Co., 3.50%, 3/15/21		550,000	564,299
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		400,000	395,548
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)		430,000	319,060
			3,853,310
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,075,136	1,486,801
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	20,951
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27		250,000	255,423

	Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$820,000	$835,783
CSX Corp., 3.40%, 8/1/24	690,000	711,032
Union Pacific Corp., 4.00%, 2/1/21	310,000	330,095
Union Pacific Corp., 4.75%, 9/15/41	300,000	329,576
Union Pacific Corp., 4.05%, 11/15/45	200,000	201,274
		2,684,134
Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 2.80%, 6/15/21	520,000	525,928
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,000,000	1,051,250
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	520,500
		2,097,678
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	760,000	749,397
Microsoft Corp., 2.70%, 2/12/25	1,280,000	1,277,134
Microsoft Corp., 3.125%, 11/3/25	330,000	337,618
Microsoft Corp., 3.45%, 8/8/36	200,000	192,615
Microsoft Corp., 4.25%, 2/6/47	330,000	343,249
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,069,846
Oracle Corp., 2.65%, 7/15/26	600,000	579,852
Oracle Corp., 4.00%, 7/15/46	280,000	274,069
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	1,000,000	1,030,000
		5,853,780
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.35%, 9/15/25	340,000	352,246
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	883,745
Lowe's Cos., Inc., 3.10%, 5/3/27(3)	500,000	500,577
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	730,000	757,375
United Rentals North America, Inc., 4.625%, 7/15/23	190,000	197,942
United Rentals North America, Inc., 5.75%, 11/15/24	1,180,000	1,247,850
		3,939,735
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,051,438
Apple, Inc., 2.50%, 2/9/25	520,000	509,558
Apple, Inc., 3.35%, 2/9/27	200,000	204,612
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,280,000	1,412,366
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	457,243
Seagate HDD Cayman, 4.75%, 1/1/25	300,000	291,227
Western Digital Corp., 7.375%, 4/1/23(1)	500,000	548,750
		4,475,194
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	698,250
L Brands, Inc., 6.625%, 4/1/21	40,000	44,200
PVH Corp., 4.50%, 12/15/22	420,000	432,600
		1,175,050
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	244,127
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	1,400,000	1,444,625

	Principal Amount	Value
Sprint Communications, Inc., 9.00%, 11/15/18(1)	$990,000	$1,085,287
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	632,038
		3,406,077
TOTAL CORPORATE BONDS (Cost $382,433,084)		387,024,196
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 1.81%, 5/15/17	48,183	49,674
FHLMC, VRN, 1.91%, 5/15/17	19,864	20,432
FHLMC, VRN, 1.99%, 5/15/17	32,697	33,924
FHLMC, VRN, 2.32%, 5/15/17	63,231	64,150
FHLMC, VRN, 2.68%, 5/15/17	15,248	16,129
FHLMC, VRN, 2.86%, 5/15/17	15,223	16,108
FHLMC, VRN, 2.88%, 5/15/17	2,383,331	2,513,933
FHLMC, VRN, 2.92%, 5/15/17	11,409	12,045
FHLMC, VRN, 3.14%, 5/15/17	19,957	20,962
FHLMC, VRN, 3.67%, 5/15/17	5,305	5,553
FHLMC, VRN, 4.11%, 5/15/17	1,905	1,975
FHLMC, VRN, 4.18%, 5/15/17	3,579	3,689
FHLMC, VRN, 4.25%, 5/15/17	45,516	47,365
FHLMC, VRN, 4.32%, 5/15/17	6,595	6,899
FHLMC, VRN, 5.12%, 5/15/17	2,043	2,120
FNMA, VRN, 2.80%, 5/25/17	1,509,593	1,581,063
FNMA, VRN, 2.82%, 5/25/17	35,609	37,631
FNMA, VRN, 2.82%, 5/25/17	1,684,358	1,752,126
FNMA, VRN, 2.82%, 5/25/17	1,295,423	1,349,079
FNMA, VRN, 2.88%, 5/25/17	2,558,955	2,662,843
FNMA, VRN, 3.60%, 5/25/17	5,880	6,156
FNMA, VRN, 3.93%, 5/25/17	7,827	8,147
FNMA, VRN, 4.97%, 5/25/17	3,553	3,763
		10,215,766
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.2%
FHLMC, 6.00%, 2/1/38	2,789	3,168
FHLMC, 4.00%, 12/1/40	7,200	7,645
FNMA, 3.00%, 5/11/17(5)	13,715,000	13,703,214
FNMA, 3.50%, 5/11/17(5)	6,721,000	6,911,603
FNMA, 4.00%, 5/11/17(5)	25,610,000	26,974,532
FNMA, 4.50%, 5/11/17(5)	4,377,500	4,710,600
FNMA, 5.00%, 7/1/31	36,561	40,203
FNMA, 5.50%, 5/1/33	8,861	9,927
FNMA, 5.00%, 9/1/33	1,335,791	1,468,838
FNMA, 5.00%, 11/1/33	9,965	10,959
FNMA, 5.00%, 9/1/35	25,871	28,395
FNMA, 6.00%, 4/1/37	9,792	11,181
FNMA, 6.00%, 7/1/37	12,484	14,250
FNMA, 6.00%, 8/1/37	7,972	9,102
FNMA, 5.50%, 1/1/39	17,230	19,216
FNMA, 5.50%, 3/1/39	2,125	2,371

	Principal Amount	Value
FNMA, 4.50%, 5/1/39	$2,140,246	$2,320,858
FNMA, 5.00%, 8/1/39	5,146	5,713
FNMA, 4.50%, 3/1/40	2,451,328	2,649,176
FNMA, 5.00%, 8/1/40	1,374,091	1,507,320
FNMA, 3.50%, 10/1/40	3,148,114	3,257,382
FNMA, 3.50%, 12/1/40	40,762	42,177
FNMA, 4.50%, 9/1/41	19,723	21,319
FNMA, 3.50%, 5/1/42	51,577	53,337
FNMA, 3.50%, 6/1/42	31,366	32,433
FNMA, 3.50%, 9/1/42	26,001	26,872
FNMA, 3.00%, 11/1/42	33,911	34,082
FNMA, 3.00%, 5/1/43	4,214,851	4,236,046
FNMA, 3.50%, 5/1/46	9,221,364	9,493,808
GNMA, 2.50%, 5/18/17(5)	715,000	697,961
GNMA, 3.00%, 5/18/17(5)	4,665,000	4,728,233
GNMA, 3.50%, 5/18/17(5)	3,907,500	4,059,984
GNMA, 4.00%, 5/18/17(5)	3,712,000	3,924,570
GNMA, 6.00%, 7/15/33	5,236	6,147
GNMA, 5.00%, 3/20/36	36,861	41,179
GNMA, 5.50%, 1/15/39	4,962	5,802
GNMA, 5.50%, 9/15/39	28,669	32,415
GNMA, 4.50%, 10/15/39	10,319	11,128
GNMA, 5.00%, 10/15/39	17,567	19,611
GNMA, 4.50%, 1/15/40	14,399	15,469
GNMA, 4.00%, 12/15/40	13,669	14,483
GNMA, 4.50%, 12/15/40	46,953	51,074
GNMA, 4.50%, 7/20/41	2,155,405	2,324,835
GNMA, 4.00%, 12/15/41	25,344	26,891
GNMA, 3.50%, 6/20/42	7,984,548	8,341,407
GNMA, 2.50%, 7/20/46	5,496,015	5,371,563
		107,278,479
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $117,946,434)		117,494,245
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,016	3,103
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.45%, 5/1/17	964,362	963,033
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.30%, 5/1/17	771,024	745,485
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.28%, 5/1/17	2,568,157	2,356,325
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 5/1/17	1,042,951	1,037,646
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.26%, 5/1/17	2,580,097	2,474,575
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.73%, 5/1/17	1,768,653	1,745,692

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.05%, 5/1/17	$53,598	$52,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	4,849	4,953
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.44%, 5/1/17	875,834	840,513
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.90%, 5/1/17	4,464	4,334
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.03%, 5/1/17	614,150	548,026
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	16,731	17,465
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 5/1/17	1,153,754	1,192,536
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.06%, 5/1/17	937,023	937,513
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.28%, 5/1/17	808,927	804,828
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.18%, 5/1/17	907,475	872,060
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.60%, 5/1/17	10,045	10,135
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	471,459	493,655
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 5/1/17	1,428,302	1,463,062
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 5/1/17	1,145,742	1,126,844
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 5/1/17	580,915	590,529
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 5/1/17(1)	2,500,000	2,591,406
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 5/1/17	1,399	1,442
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	982,096	833,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.22%, 5/1/17	2,204,343	2,193,871
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.20%, 5/25/17	2,669,682	2,598,305
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.82%, 5/1/17	983,708	988,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 5/1/17	13,175	13,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 5/1/17	26,802	27,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	645,365	633,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,445,770	1,430,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.09%, 5/1/17	28,452	29,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.09%, 5/1/17	24,448	24,929
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.13%, 5/1/17	648,740	664,609
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 5/1/17	7,305	7,340

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.14%, 5/1/17	$5,000,000	$5,018,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	34,381	34,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	702,369	696,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	3,449,290	3,380,665
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	29,526	29,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	539,557	544,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	23,621	23,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.23%, 5/1/17	43,427	41,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 5/1/17	1,508,686	1,398,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.15%, 5/1/17	1,986,850	1,916,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.13%, 5/1/17	13,363	13,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.24%, 5/1/17	28,013	26,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 5/1/17	2,796,125	2,626,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.07%, 5/1/17	9,539	9,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 5/1/17	7,767	7,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 5/1/17	870,811	810,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 5/1/17	610,894	564,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.09%, 5/1/17	584,127	574,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 5/1/17	953,224	900,544
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.28%, 5/1/17	629,199	601,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	49,440	48,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	25,180	25,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	40,071	40,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	11,300	11,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	675,338	670,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	20,191	21,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	303,406	303,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.16%, 5/1/17	2,227,315	2,066,007

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	$14,691	$15,456
		52,744,620
U.S. Government Agency Collateralized Mortgage Obligations — 1.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.24%, 5/25/17	4,000,000	4,346,478
FNMA, Series 2014-C02, Class 1M2, VRN, 3.59%, 5/25/17	3,875,000	4,042,273
FNMA, Series 2014-C02, Class 2M2, VRN, 3.59%, 5/25/17	3,000,000	3,121,135
FNMA, Series 2016-C03, Class 2M2, VRN, 6.89%, 5/25/17	1,570,000	1,824,382
FNMA, Series 2016-C04, Class 1M2, VRN, 5.24%, 5/25/17	2,960,000	3,222,683
FNMA, Series 2016-C05, Class 2M2, VRN, 5.44%, 5/25/17	2,140,000	2,337,434
FNMA, Series 2017-C01, Class 1M2, VRN, 4.54%, 5/25/17	4,500,000	4,668,552
		23,562,937
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,246,088)		76,307,557
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.79%, 5/15/17(1)	3,525,000	3,529,609
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,574,859
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	4,500,000	4,642,891
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.94%, 5/15/17(1)	3,360,784	3,365,843
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.79%, 5/15/17(1)	4,370,000	4,380,973
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 5/1/17	2,105,000	2,290,770
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 5/1/17	3,500,000	3,720,040
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.71%, 5/1/17	1,960,000	1,977,428
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 5/1/17	2,500,000	2,545,769
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,580,106
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,855,417
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,667,943
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,049,727
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 5/1/17	3,000,000	3,077,015
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,935,368
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/17(1)	3,690,000	3,789,273
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/17	2,200,000	2,300,114
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	6,340,000	6,523,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.89%, 5/15/17(1)	2,950,000	2,951,771

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 5/15/17	$3,000,000	$2,982,844
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.56%, 5/1/17(1)	1,960,000	1,958,534
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,862,724)		68,699,402
ASSET-BACKED SECURITIES(4) — 4.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	666,667	667,235
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,040,926
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	2,450,000	2,450,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.24%, 5/17/17(1)	4,988,563	5,027,852
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	1,638,057	1,638,298
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,005,055	2,004,921
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.09%, 5/10/17(1)	2,300,000	2,310,404
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	3,775,000	3,764,252
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	2,073,109	2,076,629
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	3,040,000	3,041,042
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	3,600,000	3,604,532
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.99%, 5/17/17(1)	3,805,795	3,808,976
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.19%, 5/17/17(1)	2,729,066	2,732,475
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,523,572	1,527,278
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	97,833	97,147
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,152,992	1,148,521
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.39%, 5/17/17(1)	1,975,000	1,996,808
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	3,214,080	3,246,605
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,011,517	1,009,269
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	755,513	756,440
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	1,324,412	1,323,590
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	803,532	806,048
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,634,807	1,634,515
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	2,838,823	2,850,310
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	2,141,152	2,166,637

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	$2,318,636	$2,319,983
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,308,189	3,302,801
TOTAL ASSET-BACKED SECURITIES (Cost $59,152,003)		59,353,494
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Bonds, 3.75%, 11/15/43	2,800,000	3,226,345
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	2,067,382
U.S. Treasury Bonds, 3.00%, 5/15/45	1,400,000	1,411,320
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	16,666,992	16,367,336
U.S. Treasury Notes, 1.00%, 3/15/18(6)	9,000,000	8,992,269
TOTAL U.S. TREASURY SECURITIES (Cost $31,657,062)		32,064,652
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	499,057
Chicago GO, 7.05%, 1/1/29	400,000	410,640
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	880,152
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	260,280
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	209,928
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	316,649
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	153,081
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	281,415
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	200,000	238,150
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	480,587
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	131,843
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	242,510
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	834,835
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	185,484
State of California GO, 7.55%, 4/1/39	400,000	592,272
State of California GO, 7.30%, 10/1/39	170,000	241,104
State of Illinois GO, 5.10%, 6/1/33	200,000	180,326
University of California Rev., 4.60%, 5/15/31	400,000	443,940
TOTAL MUNICIPAL SECURITIES (Cost $6,575,045)		6,582,253
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $3,627,370)	2,500,000	3,570,178
TEMPORARY CASH INVESTMENTS(7) — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $3,070,347), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $3,011,000)		3,010,829

	Principal Amount/Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $3,072,645), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $3,012,055)		$3,012,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,803	10,803
U.S. Treasury Bills, 0.62%, 8/10/17(6)(8)	$3,000,000	2,993,319
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,028,498)		9,026,951
TOTAL INVESTMENT SECURITIES — 104.8% (Cost $1,352,353,213)		1,360,597,741
OTHER ASSETS AND LIABILITIES — (4.8)%		(61,803,055)
TOTAL NET ASSETS — 100.0%		$1,298,794,686

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,385,612	USD	2,587,095	JPMorgan Chase Bank N.A.	6/21/17	$(54,180)
USD	2,495,504	AUD	3,311,993	JPMorgan Chase Bank N.A.	6/21/17	17,666
USD	2,540,368	AUD	3,397,508	JPMorgan Chase Bank N.A.	6/21/17	(1,447)
USD	18,269,861	AUD	24,265,245	JPMorgan Chase Bank N.A.	6/21/17	116,037
USD	732,360	AUD	950,529	JPMorgan Chase Bank N.A.	6/21/17	21,230
CAD	91,380	USD	68,430	JPMorgan Chase Bank N.A.	6/21/17	(1,439)
USD	2,429,080	CAD	3,265,898	JPMorgan Chase Bank N.A.	6/21/17	34,819
USD	776,538	CAD	1,061,037	JPMorgan Chase Bank N.A.	6/21/17	(1,318)
USD	27,537,352	CAD	37,025,099	JPMorgan Chase Bank N.A.	6/21/17	393,893
USD	70,623	CAD	94,002	JPMorgan Chase Bank N.A.	6/21/17	1,709
CHF	173,459	USD	172,678	Credit Suisse AG	6/21/17	2,181
CHF	2,733,183	USD	2,737,316	Credit Suisse AG	6/21/17	17,930
CHF	2,580,056	USD	2,597,328	Credit Suisse AG	6/21/17	3,555
USD	2,595,540	CHF	2,578,669	Credit Suisse AG	6/21/17	(3,945)
USD	14,818,297	CHF	14,939,733	Credit Suisse AG	6/21/17	(242,036)
USD	2,568,115	CLP	1,712,367,785	Goldman Sachs & Co.	6/21/17	8,415
COP	7,271,549,113	USD	2,440,117	Goldman Sachs & Co.	6/21/17	13,448
COP	7,509,628,650	USD	2,551,518	Goldman Sachs & Co.	6/21/17	(17,620)
COP	7,624,624,438	USD	2,630,088	Goldman Sachs & Co.	6/21/17	(57,388)
USD	2,587,331	COP	7,635,213,737	Goldman Sachs & Co.	6/21/17	11,058
USD	2,471,887	COP	7,271,549,113	Goldman Sachs & Co.	6/21/17	18,322
USD	1,184,928	CZK	30,122,835	Goldman Sachs & Co.	6/21/17	(41,182)
DKK	3,034,298	USD	436,486	JPMorgan Chase Bank N.A.	6/21/17	9,041
DKK	22,434,505	USD	3,227,187	JPMorgan Chase Bank N.A.	6/21/17	66,882
DKK	900,912	USD	128,821	JPMorgan Chase Bank N.A.	6/21/17	3,460
USD	2,471,143	DKK	17,188,285	JPMorgan Chase Bank N.A.	6/21/17	(52,621)
USD	4,002,462	DKK	28,054,271	JPMorgan Chase Bank N.A.	6/21/17	(116,759)
EUR	638,099	USD	677,119	JPMorgan Chase Bank N.A.	5/17/17	18,430
EUR	223,797	USD	237,850	JPMorgan Chase Bank N.A.	5/17/17	6,096
EUR	1,893,588	USD	2,030,220	JPMorgan Chase Bank N.A.	5/17/17	33,853
EUR	1,202,347	USD	1,289,476	JPMorgan Chase Bank N.A.	5/17/17	21,121

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,135,032	USD	2,289,929	JPMorgan Chase Bank N.A.	5/17/17	$37,326
EUR	365,478	USD	397,369	JPMorgan Chase Bank N.A.	5/17/17	1,015
EUR	1,059,922	USD	1,160,779	JPMorgan Chase Bank N.A.	5/17/17	(5,429)
EUR	1,135,349	USD	1,237,303	JPMorgan Chase Bank N.A.	5/17/17	264
EUR	1,720,958	USD	1,875,361	JPMorgan Chase Bank N.A.	5/17/17	540
EUR	3,191,656	USD	3,481,775	JPMorgan Chase Bank N.A.	5/17/17	(2,764)
USD	268,973,402	EUR	251,858,367	JPMorgan Chase Bank N.A.	5/17/17	(5,560,487)
USD	529,191	EUR	498,434	JPMorgan Chase Bank N.A.	5/17/17	(14,118)
USD	56,311	EUR	52,992	JPMorgan Chase Bank N.A.	5/17/17	(1,451)
USD	56,533	EUR	53,125	JPMorgan Chase Bank N.A.	5/17/17	(1,375)
USD	781,418	EUR	716,588	JPMorgan Chase Bank N.A.	5/17/17	313
USD	2,210,266	EUR	2,031,220	JPMorgan Chase Bank N.A.	5/17/17	(3,831)
USD	1,037,539	EUR	950,787	JPMorgan Chase Bank N.A.	5/17/17	1,151
USD	2,721,241	EUR	2,497,406	JPMorgan Chase Bank N.A.	5/17/17	(1,013)
GBP	61,907	USD	75,475	Credit Suisse AG	6/21/17	4,818
GBP	123,990	USD	151,922	Credit Suisse AG	6/21/17	8,893
GBP	2,444,990	USD	3,059,695	Credit Suisse AG	6/21/17	111,472
GBP	323,256	USD	404,890	Credit Suisse AG	6/21/17	14,375
GBP	813,417	USD	1,014,038	Credit Suisse AG	6/21/17	40,969
GBP	2,368,931	USD	3,018,857	Credit Suisse AG	6/21/17	53,661
USD	387,394	GBP	308,393	Credit Suisse AG	6/21/17	(12,594)
USD	798,115	GBP	641,517	Credit Suisse AG	6/21/17	(33,936)
USD	698,419	GBP	542,925	Credit Suisse AG	6/21/17	(5,758)
USD	1,391,722	GBP	1,072,561	Credit Suisse AG	6/21/17	604
USD	1,424,274	GBP	1,099,570	Credit Suisse AG	6/21/17	(1,875)
USD	226,941	GBP	186,316	Credit Suisse AG	6/21/17	(14,712)
USD	39,628,265	GBP	32,498,167	Credit Suisse AG	6/21/17	(2,522,056)
USD	53,468	GBP	43,174	Credit Suisse AG	6/21/17	(2,529)
USD	585,651	GBP	472,852	Credit Suisse AG	6/21/17	(27,641)
USD	506,554	GBP	404,409	Credit Suisse AG	6/21/17	(17,967)
USD	2,421,733	HUF	711,028,157	Goldman Sachs & Co.	6/21/17	(55,300)
USD	12,972,776	HUF	3,726,235,350	Goldman Sachs & Co.	6/21/17	(8,438)
IDR	65,724,064,246	USD	4,879,292	Goldman Sachs & Co.	6/21/17	28,183
USD	4,879,292	IDR	65,724,064,246	Goldman Sachs & Co.	6/21/17	(28,183)
INR	496,345,959	USD	7,354,363	Morgan Stanley	6/21/17	326,463
USD	2,494,805	INR	161,962,717	Morgan Stanley	6/21/17	(11,527)
JPY	25,049,956	USD	225,563	Credit Suisse AG	5/17/17	(724)
JPY	166,812,359	USD	1,529,848	Credit Suisse AG	5/17/17	(32,610)
JPY	65,142,041	USD	598,783	Credit Suisse AG	5/17/17	(14,095)
JPY	12,393,833	USD	111,820	Credit Suisse AG	5/17/17	(578)
USD	188,548,422	JPY	20,957,345,630	Credit Suisse AG	5/17/17	443,983
USD	199,747	JPY	22,040,992	Credit Suisse AG	5/17/17	1,916
USD	310,323	JPY	33,836,430	Credit Suisse AG	5/17/17	6,622
USD	311,295	JPY	34,718,445	Credit Suisse AG	5/17/17	(323)
USD	6,005,998	JPY	669,210,498	Credit Suisse AG	5/17/17	(558)
USD	1,547,357	JPY	172,346,937	Credit Suisse AG	5/17/17	442

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,440,260,770	USD	1,243,426	Morgan Stanley	6/21/17	$23,082
KRW	1,845,895,608	USD	1,629,211	Morgan Stanley	6/21/17	(6,003)
USD	9,138,039	KRW	10,323,699,832	Morgan Stanley	6/21/17	59,785
USD	557,732	MXN	10,447,751	JPMorgan Chase Bank N.A.	6/21/17	7,241
USD	4,378,831	MXN	87,057,292	JPMorgan Chase Bank N.A.	6/21/17	(208,210)
MYR	10,804,472	USD	2,463,400	Goldman Sachs & Co.	6/21/17	27,504
MYR	11,159,848	USD	2,573,469	Goldman Sachs & Co.	6/21/17	(636)
USD	1,750,598	MYR	7,827,800	Goldman Sachs & Co.	6/21/17	(54,052)
USD	3,159,684	NOK	26,734,717	JPMorgan Chase Bank N.A.	6/21/17	44,139
USD	991,854	NOK	8,519,969	JPMorgan Chase Bank N.A.	6/21/17	(1,025)
USD	345,545	NOK	2,956,636	JPMorgan Chase Bank N.A.	6/21/17	992
USD	2,519,527	NOK	21,606,201	JPMorgan Chase Bank N.A.	6/21/17	1,636
USD	63,783,088	NOK	541,594,959	JPMorgan Chase Bank N.A.	6/21/17	668,028
USD	326,194	NOK	2,758,092	JPMorgan Chase Bank N.A.	6/21/17	4,778
USD	2,573,160	NZD	3,698,131	JPMorgan Chase Bank N.A.	6/21/17	37,213
USD	2,571,009	NZD	3,744,443	JPMorgan Chase Bank N.A.	6/21/17	3,305
USD	3,957,575	NZD	5,731,372	JPMorgan Chase Bank N.A.	6/21/17	27,359
PEN	8,430,420	USD	2,583,641	Goldman Sachs & Co.	6/21/17	1,783
USD	773,859	PHP	38,538,188	Morgan Stanley	6/21/17	8,920
USD	6,892,168	PHP	349,777,505	Morgan Stanley	6/21/17	(50,519)
PLN	4,867,920	USD	1,190,358	Goldman Sachs & Co.	6/21/17	63,947
PLN	25,983,670	USD	6,560,539	Goldman Sachs & Co.	6/21/17	134,605
PLN	10,223,249	USD	2,564,133	Goldman Sachs & Co.	6/21/17	70,065
PLN	10,363,977	USD	2,652,805	Goldman Sachs & Co.	6/21/17	17,654
USD	1,163,936	PLN	4,756,950	Goldman Sachs & Co.	6/21/17	(61,774)
USD	8,692,793	PLN	35,532,619	Goldman Sachs & Co.	6/21/17	(462,803)
RUB	146,112,473	USD	2,439,273	Morgan Stanley	6/21/17	99,385
SEK	14,512,369	USD	1,615,228	JPMorgan Chase Bank N.A.	6/21/17	27,414
SEK	11,191,708	USD	1,250,036	JPMorgan Chase Bank N.A.	6/21/17	16,743
SEK	23,592,650	USD	2,697,536	JPMorgan Chase Bank N.A.	6/21/17	(27,104)
USD	2,559,063	SEK	22,393,186	JPMorgan Chase Bank N.A.	6/21/17	24,398
USD	4,806,544	SEK	43,084,835	JPMorgan Chase Bank N.A.	6/21/17	(70,191)
USD	568,703	SEK	5,118,786	JPMorgan Chase Bank N.A.	6/21/17	(10,688)
USD	1,454,581	SGD	2,061,683	JPMorgan Chase Bank N.A.	6/21/17	(21,802)
USD	2,597,872	THB	89,665,545	Goldman Sachs & Co.	6/21/17	6,476
USD	2,020,349	THB	70,591,008	Goldman Sachs & Co.	6/21/17	(19,779)
USD	1,499,276	THB	51,987,383	Goldman Sachs & Co.	6/21/17	(3,196)
TRY	4,721,588	USD	1,228,037	Goldman Sachs & Co.	6/21/17	82,414
TRY	7,032,243	USD	1,815,569	Goldman Sachs & Co.	6/21/17	136,192
TRY	4,743,968	USD	1,280,577	Goldman Sachs & Co.	6/21/17	36,086
TRY	11,427,149	USD	3,160,849	Goldman Sachs & Co.	6/21/17	10,695
TWD	78,938,946	USD	2,595,822	Morgan Stanley	6/21/17	22,540
TWD	78,616,770	USD	2,592,046	Morgan Stanley	6/21/17	15,629
USD	2,613,872	TWD	78,938,946	Morgan Stanley	6/21/17	(4,490)
USD	2,459,529	ZAR	32,780,688	Goldman Sachs & Co.	6/21/17	27,062
						$(6,364,853)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
469	Euro-Schatz 2-Year Bonds	June 2017	$57,341,346	$(13,513)
113	Korean Treasury 10-Year Bonds	June 2017	12,409,245	14,697
570	U.S. Treasury 5-Year Notes	June 2017	67,491,562	560,763
135	U.S. Treasury 2-Year Notes	June 2017	29,242,266	(299)
49	U.S. Treasury Long Bonds	June 2017	7,495,469	890
59	U.S. Treasury Ultra Bonds	June 2017	9,613,313	58,867
			$183,593,201	$621,405

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
460	Euro-Bobl 5-Year Bonds	June 2017	$66,072,127	$77,626
56	Euro-Bund 10-Year Bonds	June 2017	9,868,707	(32,800)
218	U.K. Gilt 10-Year Bonds	June 2017	36,217,474	(96,558)
53	U.S. Treasury 10-Year Ultra Notes	June 2017	7,179,016	(48,788)
			$119,337,324	$(100,520)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 27	$4,623,300	Sell	5.00%	12/20/21	3.01%	$263,952	$404,120

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)	Value
U.S. CPI Urban Consumers NSA Index	$3,000,000	Receive	2.24%	11/15/26	$534	$1,042
U.S. CPI Urban Consumers NSA Index	3,000,000	Receive	2.28%	11/16/26	(9,432)	(8,924)
U.S. CPI Urban Consumers NSA Index	3,000,000	Receive	2.27%	11/21/26	(8,165)	(7,656)
					$(17,063)	$(15,538)

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/15/26	$(4,131)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29%	11/16/26	(12,007)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/21/26	(8,827)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	4/13/27	1,661
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25%	11/15/26	(476)
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/16/26	(10,175)
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/21/26	(5,016)
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25%	11/15/26	437
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/16/26	(10,480)
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/21/26	(10,352)
						$(59,366)

INTEREST RATE
Counterparty	Notional Amount	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Value
Goldman Sachs & Co.	HUF 15,750,000,000	6-Month HUF-BUBOR	Receive	0.76%	3/20/19	$(279,212)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BUBOR	-	Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $292,330,796, which represented 22.5% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,942,181.

(7)
Category includes collateral received at the custodian bank for margin requirements on forward commitments and forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $583,945.

(8)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,352,353,213)	$1,360,597,741
Foreign currency holdings, at value (cost of $3,454,513)	3,479,088
Foreign deposits with broker for futures contracts, at value (cost of $375,768)	386,174
Receivable for investments sold	4,320,927
Receivable for capital shares sold	343,344
Receivable for variation margin on futures contracts	63,741
Receivable for variation margin on swap agreements	11,748
Unrealized appreciation on forward foreign currency exchange contracts	3,609,226
Swap agreements, at value	2,098
Interest receivable	11,886,712
1,384,700,799

Liabilities
Payable for collateral received for forward commitments and forward foreign currency exchange contracts	583,945
Payable for investments purchased	74,161,206
Payable for capital shares redeemed	127,771
Unrealized depreciation on forward foreign currency exchange contracts	9,974,079
Swap agreements, at value	340,676
Accrued management fees	714,138
Distribution and service fees payable	4,298
85,906,113

Net Assets	$1,298,794,686

Net Assets Consist of:
Capital paid in	$1,274,904,055
Distributions in excess of net investment income	(14,735,901)
Undistributed net realized gain	36,257,440
Net unrealized appreciation	2,369,092
$1,298,794,686

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$281,462,557	27,648,799	$10.18
I Class	$789,121	77,352	$10.20
Y Class	$5,031	493	$10.20
A Class	$8,110,741	799,398	$10.15*
C Class	$3,020,174	300,495	$10.05
R Class	$111,857	11,062	$10.11
R5 Class	$884,685,720	86,736,042	$10.20
R6 Class	$120,609,485	11,823,160	$10.20
*Maximum offering price $10.63 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,407,015

Expenses:
Management fees	4,876,188
Distribution and service fees:
A Class	10,927
C Class	19,699
R Class	108
Trustees' fees and expenses	35,393
Other expenses	4,330
4,946,645
Fees waived(1)	(739,968)
4,206,677

Net investment income (loss)	9,200,338

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(8,867,537)
Futures contract transactions	964,102
Swap agreement transactions	328,036
Foreign currency transactions	44,640,214
37,064,815

Change in net unrealized appreciation (depreciation) on:
Investments	(11,405,365)
Futures contracts	181,264
Swap agreements	(322,283)
Translation of assets and liabilities in foreign currencies	(26,964,247)
(38,510,631)

Net realized and unrealized gain (loss)	(1,445,816)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,754,522

(1)
Amount consists of $159,460, $38, $5,245, $2,364, $26, $507,726, $65,109 for the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively. The waiver amount for the Y Class was less than $0.50.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$9,200,338	$14,706,886
Net realized gain (loss)	37,064,815	(11,172,998)
Change in net unrealized appreciation (depreciation)	(38,510,631)	48,440,736
Net increase (decrease) in net assets resulting from operations	7,754,522	51,974,624

Distributions to Shareholders
From net investment income:
Investor Class	(2,968,471)	(994,718)
A Class	(83,113)	(24,034)
C Class	(6,117)	(1,212)
R Class	(263)	(72)
R5 Class	(11,175,900)	(3,641,614)
R6 Class	(1,505,807)	(321,334)
From net realized gains:
Investor Class	(742,236)	—
A Class	(26,663)	—
C Class	(12,642)	—
R Class	(117)	—
R5 Class	(2,372,010)	—
R6 Class	(304,186)	—
Decrease in net assets from distributions	(19,197,525)	(4,982,984)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	104,383,075	151,014,125

Net increase (decrease) in net assets	92,940,072	198,005,765

Net Assets
Beginning of period	1,205,854,614	1,007,848,849
End of period	$1,298,794,686	$1,205,854,614

Distributions in excess of net investment income	$(14,735,901)	$(8,196,568)

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 92% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2017, the investment advisor agreed to waive 0.12% of the fund's management fee. The investment advisor expects this waiver to continue until April 9, 2018 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.95%	0.83%
I Class	0.85%	0.73%
Y Class	0.75%	0.63%
A Class	0.95%	0.83%
C Class	0.95%	0.83%
R Class	0.95%	0.83%
R5 Class	0.75%	0.63%
R6 Class	0.70%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $918,673,900, of which $447,067,585 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $772,725,927, of which $425,156,979 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,914,129	$29,331,693	4,224,794	$42,509,590
Issued in reinvestment of distributions	370,083	3,700,038	101,891	994,455
Redeemed	(1,243,320)	(12,525,402)	(1,475,601)	(14,719,308)
	2,040,892	20,506,329	2,851,084	28,784,737
I Class			N/A
Sold	77,352	786,387
Y Class			N/A
Sold	493	5,000
A Class
Sold	91,965	925,248	787,899	7,881,459
Issued in reinvestment of distributions	10,936	109,001	2,435	23,721
Redeemed	(210,481)	(2,107,806)	(443,590)	(4,465,296)
	(107,580)	(1,073,557)	346,744	3,439,884
C Class
Sold	10,496	104,348	430,034	4,242,958
Issued in reinvestment of distributions	629	6,215	93	901
Redeemed	(170,549)	(1,694,144)	(26,572)	(267,430)
	(159,424)	(1,583,581)	403,555	3,976,429
R Class
Sold	7,354	74,152	2,462	24,873
Issued in reinvestment of distributions	38	380	8	72
Redeemed	(1,089)	(10,957)	(299)	(3,048)
	6,303	63,575	2,171	21,897
R5 Class
Sold	7,113,252	71,583,798	13,580,611	137,428,131
Issued in reinvestment of distributions	1,353,329	13,547,910	372,734	3,641,614
Redeemed	(2,578,169)	(26,051,266)	(6,122,727)	(61,067,438)
	5,888,412	59,080,442	7,830,618	80,002,307
R6 Class
Sold	3,046,097	30,765,739	3,905,996	39,511,355
Issued in reinvestment of distributions	180,819	1,809,993	32,890	321,334
Redeemed	(593,684)	(5,977,252)	(503,190)	(5,043,818)
	2,633,232	26,598,480	3,435,696	34,788,871
Net increase (decrease)	10,379,680	$104,383,075	14,869,868	$151,014,125

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the I Class and Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$600,474,813	—
Corporate Bonds	—	387,024,196	—
U.S. Government Agency Mortgage-Backed Securities	—	117,494,245	—
Collateralized Mortgage Obligations	—	76,307,557	—
Commercial Mortgage-Backed Securities	—	68,699,402	—
Asset-Backed Securities	—	59,353,494	—
U.S. Treasury Securities	—	32,064,652	—
Municipal Securities	—	6,582,253	—
U.S. Government Agency Securities	—	3,570,178	—
Temporary Cash Investments	$10,803	9,016,148	—
	$10,803	$1,360,586,938	—
Other Financial Instruments
Futures Contracts	$620,520	$92,323	—
Swap Agreements	—	407,260	—
Forward Foreign Currency Exchange Contracts	—	3,609,226	—
	$620,520	$4,108,809	—

Liabilities
Other Financial Instruments
Futures Contracts	$49,087	$142,871	—
Swap Agreements	—	357,256	—
Forward Foreign Currency Exchange Contracts	—	9,974,079	—
	$49,087	$10,474,206	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,646,650.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $926,136,232.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these interest rate risk derivative instruments during the period was 1,668 futures contracts.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $54,611,661.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $36,666,667.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$2,367	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	3,609,226	Unrealized depreciation on forward foreign currency exchange contracts	$9,974,079
Interest Rate Risk	Receivable for variation margin on futures contracts*	63,741	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	—	Swap agreements	279,212
Other Contracts	Swap agreements	2,098	Swap agreements	61,464
Other Contracts	Receivable for variation margin on swap agreements*	9,381	Payable for variation margin on swap agreements*	—
		$3,686,813		$10,314,755

*
Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements, futures contracts or centrally cleared total return swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$328,036	Change in net unrealized appreciation (depreciation) on swap agreements	$33,358
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	44,939,237	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(27,178,521)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	964,102	Change in net unrealized appreciation (depreciation) on futures contracts	181,264
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(279,212)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(76,429)
		$46,231,375		$(27,319,540)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,353,572,670
Gross tax appreciation of investments	$26,695,393
Gross tax depreciation of investments	(19,670,322)
Net tax appreciation (depreciation) of investments	$7,025,071

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.28	0.07	(0.03)	0.04	(0.11)	(0.03)	(0.14)	$10.18	0.45%	0.84%(4)	0.96%(4)	1.33%(4)	1.21%(4)	61%	$281,463
2016	$9.86	0.12	0.34	0.46	(0.04)	—	(0.04)	$10.28	4.72%	0.84%	0.96%	1.18%	1.06%	106%	$263,312
2015(5)	$9.71	0.04	0.11	0.15	—	—	—	$9.86	1.54%	0.87%(4)	0.96%(4)	1.08%(4)	0.99%(4)	37%	$224,271
2015	$9.93	0.08	0.14(6)	0.22	(0.44)	—	(0.44)	$9.71	2.18%	0.95%	0.95%	0.73%	0.73%	114%	$219,606
2014	$9.98	0.16	0.25	0.41	(0.42)	(0.04)	(0.46)	$9.93	4.25%	0.96%	0.96%	1.64%	1.64%	71%	$10,704
2013	$10.19	0.13	0.01	0.14	(0.34)	(0.01)	(0.35)	$9.98	1.34%	0.96%	0.96%	1.31%	1.31%	68%	$9,590
2012(7)	$10.00	0.06	0.13	0.19	—	—	—	$10.19	1.90%	0.96%(4)	0.96%(4)	1.44%(4)	1.44%(4)	29%	$8,514
I Class
2017(10)	$10.14	0.01	0.05	0.06	—	—	—	$10.20	0.59%	0.74%(4)	0.86%(4)	1.62%(4)	1.50%(4)	61%(11)	$789
Y Class
2017(10)	$10.14	0.01	0.05	0.06	—	—	—	$10.20	0.59%	0.64%(4)	0.76%(4)	1.68%(4)	1.56%(4)	61%(11)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.24	0.05	(0.02)	0.03	(0.09)	(0.03)	(0.12)	$10.15	0.30%	1.09%(4)	1.21%(4)	1.08%(4)	0.96%(4)	61%	$8,111
2016	$9.83	0.09	0.36	0.45	(0.04)	—	(0.04)	$10.24	4.55%	1.09%	1.21%	0.93%	0.81%	106%	$9,284
2015(5)	$9.69	0.03	0.11	0.14	—	—	—	$9.83	1.44%	1.12%(4)	1.21%(4)	0.83%(4)	0.74%(4)	37%	$5,506
2015	$9.91	0.13	0.06(6)	0.19	(0.41)	—	(0.41)	$9.69	1.93%	1.20%	1.20%	0.48%	0.48%	114%	$3,033
2014	$9.97	0.14	0.24	0.38	(0.40)	(0.04)	(0.44)	$9.91	3.97%	1.21%	1.21%	1.39%	1.39%	71%	$7,268
2013	$10.18	0.11	—(9)	0.11	(0.31)	(0.01)	(0.32)	$9.97	1.11%	1.21%	1.21%	1.06%	1.06%	68%	$6,729
2012(7)	$10.00	0.05	0.13	0.18	—	—	—	$10.18	1.80%	1.21%(4)	1.21%(4)	1.19%(4)	1.19%(4)	29%	$6,563
C Class
2017(3)	$10.10	0.02	(0.03)	(0.01)	(0.01)	(0.03)	(0.04)	$10.05	(0.06)%	1.84%(4)	1.96%(4)	0.33%(4)	0.21%(4)	61%	$3,020
2016	$9.75	0.02	0.34	0.36	(0.01)	—	(0.01)	$10.10	3.72%	1.84%	1.96%	0.18%	0.06%	106%	$4,646
2015(5)	$9.64	—(9)	0.11	0.11	—	—	—	$9.75	1.14%	1.87%(4)	1.96%(4)	0.08%(4)	(0.01)%(4)	37%	$549
2015	$9.85	0.07	0.06(6)	0.13	(0.34)	—	(0.34)	$9.64	1.26%	1.95%	1.95%	(0.27)%	(0.27)%	114%	$629
2014	$9.93	0.06	0.25	0.31	(0.35)	(0.04)	(0.39)	$9.85	3.21%	1.96%	1.96%	0.64%	0.64%	71%	$2,847
2013	$10.15	0.03	—(9)	0.03	(0.24)	(0.01)	(0.25)	$9.93	0.32%	1.96%	1.96%	0.31%	0.31%	68%	$2,781
2012(7)	$10.00	0.02	0.13	0.15	—	—	—	$10.15	1.50%	1.96%(4)	1.97%(4)	0.44%(4)	0.44%(4)	29%	$2,710

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$10.19	0.04	(0.03)	0.01	(0.06)	(0.03)	(0.09)	$10.11	0.15%	1.34%(4)	1.46%(4)	0.83%(4)	0.71%(4)	61%	$112
2016	$9.80	0.07	0.35	0.42	(0.03)	—	(0.03)	$10.19	4.28%	1.34%	1.46%	0.68%	0.56%	106%	$48
2015(5)	$9.67	0.02	0.11	0.13	—	—	—	$9.80	1.34%	1.37%(4)	1.46%(4)	0.58%(4)	0.49%(4)	37%	$25
2015	$9.89	0.12	0.05(6)	0.17	(0.39)	—	(0.39)	$9.67	1.67%	1.45%	1.45%	0.23%	0.23%	114%	$25
2014	$9.95	0.11	0.25	0.36	(0.38)	(0.04)	(0.42)	$9.89	3.78%	1.46%	1.46%	1.14%	1.14%	71%	$2,841
2013	$10.17	0.08	—(9)	0.08	(0.29)	(0.01)	(0.30)	$9.95	0.78%	1.46%	1.46%	0.81%	0.81%	68%	$2,739
2012(7)	$10.00	0.04	0.13	0.17	—	—	—	$10.17	1.70%	1.46%(4)	1.46%(4)	0.94%(4)	0.94%(4)	29%	$2,716
R5 Class(8)
2017(3)	$10.31	0.08	(0.02)	0.06	(0.14)	(0.03)	(0.17)	$10.20	0.56%	0.64%(4)	0.76%(4)	1.53%(4)	1.41%(4)	61%	$884,686
2016	$9.87	0.14	0.35	0.49	(0.05)	—	(0.05)	$10.31	4.98%	0.64%	0.76%	1.38%	1.26%	106%	$833,757
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.61%	0.67%(4)	0.76%(4)	1.28%(4)	1.19%(4)	37%	$720,700
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.28%	0.75%	0.75%	0.93%	0.93%	114%	$728,768
2014	$9.99	0.18	0.25	0.43	(0.43)	(0.04)	(0.47)	$9.95	4.50%	0.76%	0.76%	1.84%	1.84%	71%	$8,091
2013	$10.20	0.15	0.01	0.16	(0.36)	(0.01)	(0.37)	$9.99	1.53%	0.76%	0.76%	1.51%	1.51%	68%	$7,745
2012(7)	$10.00	0.07	0.13	0.20	—	—	—	$10.20	2.00%	0.76%(4)	0.76%(4)	1.64%(4)	1.64%(4)	29%	$7,627

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$10.32	0.08	(0.03)	0.05	(0.14)	(0.03)	(0.17)	$10.20	0.51%	0.59%(4)	0.71%(4)	1.58%(4)	1.46%(4)	61%	$120,609
2016	$9.87	0.14	0.36	0.50	(0.05)	—	(0.05)	$10.32	5.10%	0.59%	0.71%	1.43%	1.31%	106%	$94,808
2015(5)	$9.72	0.04	0.12	0.16	(0.01)	—	(0.01)	$9.87	1.64%	0.62%(4)	0.71%(4)	1.33%(4)	1.24%(4)	37%	$56,798
2015	$9.95	0.09	0.14(6)	0.23	(0.46)	—	(0.46)	$9.72	2.34%	0.70%	0.70%	0.98%	0.98%	114%	$53,780
2014(12)	$10.03	0.17	0.22	0.39	(0.43)	(0.04)	(0.47)	$9.95	4.12%	0.71%(4)	0.71%(4)	1.91%(4)	1.91%(4)	71%(13)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	January 31, 2012 (fund inception) through June 30, 2012.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(9)	Per-share amount was less than $0.005.

(10)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(12)	July 26, 2013 (commencement of sale) through June 30, 2014.

(13)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 1706

Semiannual Report

April 30, 2017

International Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

“Trump Trade” Triggered Surges in U.S. Stock Prices and Treasury Yields

Especially in the U.S., the signature events of the six-month period were Donald Trump’s victory in the U.S. presidential election in November and the resulting “Trump Trade.” President Trump’s aggressive pro-growth fiscal policy agenda triggered risk-on rallies in higher-risk assets such as stocks and high-yield corporate bonds that produced double-digit gains for many broad U.S. and global/non-U.S. equity indices. For example, the S&P 500 Index and the MSCI EAFE Index gained 13.32% and 11.47%, respectively. In the U.S., growth and small-cap equity indices generally outperformed their value and large-cap counterparts.

The Trump Trade and improving global economic conditions also drove government bond yields higher, and boosted the value of the U.S. dollar against other currencies. This caused most bond indices to decline during the period, except those representing emerging market and corporate debt, which benefited from investors’ continuing search for more yield than what’s available in government bonds. Also, higher-yielding and corporate bonds are perceived as less price change-sensitive to rising interest rates.

Yields rose for short- and long-maturity U.S. Treasuries as the Federal Reserve raised its interest rate target twice during the reporting period, and suggested that it might raise rates again and start gradually reducing its balance sheet by the end of 2017. These factors, plus rising inflation, could trigger more bouts of U.S. bond market volatility. Meanwhile, the Trump Trade could prove to be double-edged—its momentum faded as health care and tax reform enactment faced delays. This, along with ongoing questions about the Trump administration’s practices, policies, and alliances, could impede further risk-on sentiment. In this unsettled environment, we believe in remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2017
Portfolio at a Glance
Average Duration (effective)	7.7 years
Weighted Average Life	9.5 years

Bond Holdings by Country	% of net assets
Japan	24.2%
France	10.3%
Italy	7.2%
United States	6.6%
Germany	6.0%
United Kingdom	5.9%
Spain	4.3%
Supranational	3.7%
Canada	3.6%
Netherlands	2.9%
Other Countries	21.3%
Cash and Equivalents*	4.0%
* Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	73.8%
Corporate Bonds	20.9%
U.S. Treasury Securities	1.3%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	2.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period(1) 11/1/16 - 4/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$975.80	$3.92	0.80%
I Class	$1,000	$1,017.90(2)	$0.41(3)	0.70%
Y Class	$1,000	$1,017.90(2)	$0.35(3)	0.60%
A Class	$1,000	$974.10	$5.14	1.05%
C Class	$1,000	$971.20	$8.80	1.80%
R Class	$1,000	$974.00	$6.36	1.30%
R5 Class	$1,000	$976.60	$2.94	0.60%
R6 Class	$1,000	$977.40	$2.70	0.55%
Hypothetical
Investor Class	$1,000	$1,020.83	$4.01	0.80%
I Class	$1,000	$1,021.32(4)	$3.51(4)	0.70%
Y Class	$1,000	$1,021.82(4)	$3.01(4)	0.60%
A Class	$1,000	$1,019.59	$5.26	1.05%
C Class	$1,000	$1,015.87	$9.00	1.80%
R Class	$1,000	$1,018.35	$6.51	1.30%
R5 Class	$1,000	$1,021.82	$3.01	0.60%
R6 Class	$1,000	$1,022.07	$2.76	0.55%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through April 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 21, the number of days in the period from April 10, 2017 (commencement of sale) through April 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2017 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 73.8%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$700,000	$741,300
Australia — 2.6%
Australia Government Bond, 5.25%, 3/15/19	AUD	6,450,000	5,147,462
Australia Government Bond, 4.50%, 4/15/20	AUD	3,015,000	2,432,310
Australia Government Bond, 5.75%, 5/15/21	AUD	2,415,000	2,073,137
Australia Government Bond, 2.75%, 4/21/24	AUD	15,225,000	11,694,590
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,427,023
			23,774,522
Austria — 1.2%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,055,000	5,157,468
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,225,000	2,481,187
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,855,000	3,097,255
			10,735,910
Belgium — 2.0%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	2,900,000	3,432,366
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	3,117,000	4,211,511
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	7,765,000	9,648,063
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	684,000	1,152,371
			18,444,311
Canada — 3.5%
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,930,000	3,861,134
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,526,847
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	9,255,000	7,233,306
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	940,052
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,826,000	6,940,309
Province of Quebec Canada, 5.75%, 12/1/36	CAD	4,925,000	5,130,441
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	784,962
Province of Quebec Canada, 3.50%, 12/1/48	CAD	2,285,000	1,838,651
			32,255,702
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	387,300
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	33,900,000	1,702,867
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,700,000	1,989,659
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,262,308
			3,251,967
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,120,160
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	839,192
			1,959,352

6

		Principal Amount	Value
Egypt — 0.1%
Egypt Government International Bond, 6.125%, 1/31/22(1)		$400,000	$416,742
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	432,210
			848,952
Finland — 0.5%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,265,000	4,625,343
France — 8.4%
French Republic Government Bond OAT, 1.00%, 5/25/19	EUR	6,900,000	7,758,784
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	21,350,000	23,534,045
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	9,450,000	11,915,742
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	15,820,000	19,010,515
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	4,980,000	8,211,025
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	5,179,000	7,434,488
			77,864,599
Germany — 4.1%
Bundesobligation, 0.00%, 10/8/21(2)	EUR	20,000	22,243
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	7,315,000	8,271,757
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	17,080,000	18,173,499
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	580,000	932,276
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	1,920,000	3,760,411
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	4,430,000	6,447,293
			37,607,479
Hungary — 1.0%
Hungary Government Bond, 6.75%, 10/22/28	HUF	1,975,000,000	9,060,311
Ireland — 0.6%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,060,000	5,320,834
Italy — 6.3%
Italy Buoni Poliennali Del Tesoro, 0.10%, 4/15/19	EUR	3,700,000	4,037,658
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	28,035,000	30,303,313
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	17,605,000	19,167,744
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	3,570,000	4,856,204
			58,364,919
Japan — 24.2%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	4,380,400,000	41,422,520
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	4,590,600,000	43,553,116
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,060,350,000	24,882,785
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,948,500,000	34,349,181
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,041,700,000	10,884,121
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	6,381,150,000	68,799,433
			223,891,156
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,578,835
Mexico — 1.0%
Mexican Bonos, 6.50%, 6/9/22	MXN	114,070,000	5,909,177
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	207,200
Mexico Government International Bond, 4.15%, 3/28/27		$2,800,000	2,882,460
			8,998,837

7

		Principal Amount	Value
Netherlands — 2.0%
Netherlands Government Bond, 4.00%, 7/15/19(1)	EUR	3,100,000	$3,726,968
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	3,530,000	3,905,679
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	8,860,000	9,746,937
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	635,000	965,123
			18,344,707
New Zealand — 0.7%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,060,000	6,551,506
Norway — 2.4%
Norway Government Bond, 1.50%, 2/19/26(1)	NOK	195,475,000	22,722,462
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	2,838,153
Portugal — 0.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	4,410,000	4,755,127
Portugal Obrigacoes do Tesouro OT, 4.125%, 4/14/27(1)	EUR	3,380,000	3,868,964
			8,624,091
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,597,576
Singapore — 0.3%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,238,369
South Africa — 0.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,832,333
Spain — 4.0%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,080,000	13,413,196
Spain Government Bond, 5.85%, 1/31/22(1)	EUR	2,900,000	3,979,414
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	12,175,000	13,597,322
Spain Government Bond, 1.95%, 4/30/26(1)	EUR	2,050,000	2,321,756
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	455,000	666,197
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,285,000	3,554,624
			37,532,509
Sweden — 0.5%
Sweden Government Bond, 3.50%, 6/1/22	SEK	16,740,000	2,235,957
Sweden Government Bond, 2.50%, 5/12/25	SEK	15,500,000	2,045,866
			4,281,823
Switzerland — 1.0%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,512,866
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,245,073
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	1,730,000	1,969,995
			9,727,934
Thailand — 0.5%
Thailand Government Bond, 3.85%, 12/12/25	THB	140,200,000	4,441,083
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,200,000	1,180,953
Turkey — 0.1%
Turkey Government International Bond, 6.00%, 3/25/27		$800,000	857,500
United Kingdom — 3.7%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	1,960,000	2,709,859

8

		Principal Amount	Value
United Kingdom Gilt, 4.25%, 3/7/36	GBP	4,895,000	$9,012,268
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,640,000	9,429,967
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,970,000	13,609,505
			34,761,599
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $681,556,587)			683,947,094
CORPORATE BONDS — 20.9%
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$1,250,000	1,291,000
Cayman Islands — 0.2%
Energuate Trust, 5.875%, 5/3/27(1)(3)		900,000	915,750
Vale Overseas Ltd., 6.25%, 8/10/26		1,000,000	1,095,300
			2,011,050
Dominican Republic — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)		1,500,000	1,611,945
France — 1.9%
AXA SA, 6.69%, 7/6/26	GBP	1,200,000	1,785,235
AXA SA, MTN, VRN, 3.375%, 7/6/27	EUR	1,800,000	2,057,895
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	500,000	563,486
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	3,800,000	4,362,229
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	3,000,000	3,397,385
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,528,214
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,000,000	1,218,963
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	2,062,841
			17,976,248
Germany — 1.9%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,800,000	3,490,901
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,333,733
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	2,890,000	3,395,044
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,415,000	6,111,333
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,500,000	2,060,535
			17,391,546
Indonesia — 0.1%
PT Saka Energi Indonesia, 4.45%, 5/5/24(1)(3)		$1,300,000	1,304,644
Ireland — 0.9%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,600,000	1,977,494
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$1,100,000	1,139,875
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	4,946,190
			8,063,559
Italy — 0.9%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,347,846
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,619,380
Telecom Italia SpA/Milano, MTN, 5.875%, 5/19/23	GBP	1,250,000	1,829,667
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,186,423
			7,983,316

9

		Principal Amount	Value
Luxembourg — 1.8%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	$6,262,912
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	6,505,000	7,991,326
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	2,130,000	2,698,753
			16,952,991
Mexico — 0.1%
Cemex Finance LLC, 9.375%, 10/12/22		$600,000	647,250
Netherlands — 0.9%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,127,915
Constellium NV, 6.625%, 3/1/25(1)		$400,000	395,000
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	3,000,000	3,838,926
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	788,437
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	2,000,000	2,445,934
			8,596,212
Spain — 0.3%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,439,658
Supranational — 3.7%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,279,661
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	7,100,000	8,868,333
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	7,416,881
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	8,879,523
			34,444,398
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,461,210
Turkey — 0.1%
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		$1,000,000	1,038,940
United Kingdom — 2.2%
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,783,178
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,813,677
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,600,000	2,065,785
International Game Technology plc, 6.25%, 2/15/22(1)		$1,200,000	1,314,000
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,605,113
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	2,930,518
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,407,999
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,171,323
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	1,382,100
			20,473,693
United States — 5.3%
AES Corp., 4.875%, 5/15/23		940,000	954,100
Ally Financial, Inc., 4.625%, 3/30/25		1,000,000	990,625
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,122,000
Aramark Services, Inc., 5.00%, 4/1/25(1)		560,000	586,600
Ashland LLC, 4.75%, 8/15/22		900,000	941,625
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,206,825
Ball Corp., 4.00%, 11/15/23		$940,000	957,625
Calpine Corp., 5.875%, 1/15/24(1)		940,000	991,700
Calpine Corp., 5.75%, 1/15/25		440,000	427,900

10

		Principal Amount	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		$1,240,000	$1,289,600
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,466,488
CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,360,000	1,375,300
Concho Resources, Inc., 5.50%, 4/1/23		400,000	416,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,407,600
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,077,700
DaVita, Inc., 5.125%, 7/15/24		1,360,000	1,400,807
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)		500,000	552,936
First Data Corp., 5.00%, 1/15/24(1)		600,000	615,900
Frontier Communications Corp., 8.50%, 4/15/20		500,000	530,625
Frontier Communications Corp., 11.00%, 9/15/25		500,000	484,375
General Motors Co., 5.00%, 4/1/35		1,360,000	1,349,437
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,378,078
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,276,889
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,177,394
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		$1,300,000	1,370,824
Hanesbrands, Inc., 4.625%, 5/15/24(1)		500,000	498,750
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,445,250
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		1,150,000	1,161,500
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,466,708
Lamar Media Corp., 5.375%, 1/15/24		1,300,000	1,378,000
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,340,000	1,386,900
Lennar Corp., 4.75%, 4/1/21		910,000	961,188
Lennar Corp., 4.50%, 4/30/24		400,000	405,250
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,451,800
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	678,453
Sprint Communications, Inc., 9.00%, 11/15/18(1)		940,000	1,030,475
Steel Dynamics, Inc., 5.00%, 12/15/26(1)		1,180,000	1,209,500
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	401,500
Tenneco, Inc., 5.00%, 7/15/26		1,080,000	1,090,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		1,360,000	1,448,400
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,416,848
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	971,170
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	265,835
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,094,241
Western Digital Corp., 7.375%, 4/1/23(1)		$500,000	548,750
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,000,000	1,063,750
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,360,000	1,421,200
			49,145,971
TOTAL CORPORATE BONDS (Cost $200,482,855)			193,833,631

11

	Principal Amount	Value
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26 (Cost $11,116,721)	$11,687,220	$11,477,096
TEMPORARY CASH INVESTMENTS(6) — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $5,295,874), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $5,193,509)		5,193,215
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $5,300,760), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $5,196,095)		5,196,000
U.S. Treasury Bills, 0.64%, 8/10/17(4)(5)	4,620,000	4,609,711
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,001,107)		14,998,926
TOTAL INVESTMENT SECURITIES — 97.6% (Cost $908,157,270)		904,256,747
OTHER ASSETS AND LIABILITIES — 2.4%		22,361,684
TOTAL NET ASSETS — 100.0%		$926,618,431

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,025,774	USD	2,312,127	JPMorgan Chase Bank N.A.	6/21/17	$(48,422)
USD	934,655	AUD	1,241,368	JPMorgan Chase Bank N.A.	6/21/17	5,936
USD	946,307	AUD	1,228,212	JPMorgan Chase Bank N.A.	6/21/17	27,432
USD	1,824,628	AUD	2,421,617	JPMorgan Chase Bank N.A.	6/21/17	12,917
USD	1,698,112	AUD	2,271,068	JPMorgan Chase Bank N.A.	6/21/17	(967)
CAD	2,128,922	USD	1,583,382	JPMorgan Chase Bank N.A.	6/21/17	(22,649)
CAD	12,083,692	USD	9,025,723	JPMorgan Chase Bank N.A.	6/21/17	(167,051)
CAD	544,171	USD	399,037	JPMorgan Chase Bank N.A.	6/21/17	(100)
CAD	209,627	USD	153,419	JPMorgan Chase Bank N.A.	6/21/17	260
USD	47,082	CAD	62,668	JPMorgan Chase Bank N.A.	6/21/17	1,139
USD	2,320,169	CAD	3,119,467	JPMorgan Chase Bank N.A.	6/21/17	33,257
CHF	1,895,041	USD	1,897,907	Credit Suisse AG	6/21/17	12,432
CHF	1,759,488	USD	1,771,267	Credit Suisse AG	6/21/17	2,424
USD	683,593	CHF	689,195	Credit Suisse AG	6/21/17	(11,166)
USD	1,841,039	CHF	1,829,072	Credit Suisse AG	6/21/17	(2,798)
CLP	119,625,274	USD	183,714	Goldman Sachs & Co.	6/21/17	(4,894)
USD	1,812,769	CLP	1,208,718,024	Goldman Sachs & Co.	6/21/17	5,940
COP	5,187,439,680	USD	1,740,752	Goldman Sachs & Co.	6/21/17	9,594
COP	5,343,149,707	USD	1,815,422	Goldman Sachs & Co.	6/21/17	(12,537)
COP	5,372,546,184	USD	1,853,241	Goldman Sachs & Co.	6/21/17	(40,437)
USD	1,763,416	COP	5,187,439,680	Goldman Sachs & Co.	6/21/17	13,070
USD	1,815,901	COP	5,358,722,695	Goldman Sachs & Co.	6/21/17	7,761
USD	247,061	CZK	6,280,697	Goldman Sachs & Co.	6/21/17	(8,587)
DKK	2,951,605	USD	421,101	JPMorgan Chase Bank N.A.	6/21/17	12,284
DKK	20,148,207	USD	2,898,304	JPMorgan Chase Bank N.A.	6/21/17	60,066
DKK	1,899,165	USD	271,083	JPMorgan Chase Bank N.A.	6/21/17	7,773

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,968,294	DKK	13,690,669	JPMorgan Chase Bank N.A.	6/21/17	$(41,913)
EUR	7,393,398	USD	7,895,816	JPMorgan Chase Bank N.A.	5/17/17	163,230
EUR	223,213	USD	237,229	JPMorgan Chase Bank N.A.	5/17/17	6,080
EUR	357,180	USD	383,063	JPMorgan Chase Bank N.A.	5/17/17	6,275
EUR	1,393,151	USD	1,494,224	JPMorgan Chase Bank N.A.	5/17/17	24,356
EUR	2,477,819	USD	2,694,024	JPMorgan Chase Bank N.A.	5/17/17	6,880
EUR	736,079	USD	806,121	JPMorgan Chase Bank N.A.	5/17/17	(3,770)
EUR	495,181	USD	539,648	JPMorgan Chase Bank N.A.	5/17/17	115
EUR	2,197,075	USD	2,394,194	JPMorgan Chase Bank N.A.	5/17/17	690
EUR	1,624,575	USD	1,773,552	JPMorgan Chase Bank N.A.	5/17/17	(2,712)
EUR	12,874,846	USD	14,045,156	JPMorgan Chase Bank N.A.	5/17/17	(11,152)
USD	465,056	EUR	437,339	JPMorgan Chase Bank N.A.	5/17/17	(11,658)
USD	991,909	EUR	934,258	JPMorgan Chase Bank N.A.	5/17/17	(26,463)
USD	465,543	EUR	438,100	JPMorgan Chase Bank N.A.	5/17/17	(12,000)
USD	40,919	EUR	38,453	JPMorgan Chase Bank N.A.	5/17/17	(996)
USD	279,523	EUR	260,712	JPMorgan Chase Bank N.A.	5/17/17	(4,661)
USD	1,838,414	EUR	1,717,351	JPMorgan Chase Bank N.A.	5/17/17	(33,555)
USD	109,093	EUR	101,576	JPMorgan Chase Bank N.A.	5/17/17	(1,628)
USD	1,276,174	EUR	1,170,297	JPMorgan Chase Bank N.A.	5/17/17	512
USD	4,174,379	EUR	3,836,227	JPMorgan Chase Bank N.A.	5/17/17	(7,234)
USD	1,299,471	EUR	1,190,818	JPMorgan Chase Bank N.A.	5/17/17	1,441
USD	1,574,147	EUR	1,444,666	JPMorgan Chase Bank N.A.	5/17/17	(586)
GBP	20,911,048	USD	25,498,932	Credit Suisse AG	6/21/17	1,622,825
GBP	233,721	USD	284,460	Credit Suisse AG	6/21/17	18,677
GBP	38,747	USD	47,476	Credit Suisse AG	6/21/17	2,779
GBP	2,058,759	USD	2,551,148	Credit Suisse AG	6/21/17	119,075
GBP	922,827	USD	1,154,839	Credit Suisse AG	6/21/17	42,074
GBP	691,999	USD	868,493	Credit Suisse AG	6/21/17	29,034
GBP	1,707,333	USD	2,175,747	Credit Suisse AG	6/21/17	38,675
GBP	272,652	USD	350,421	Credit Suisse AG	6/21/17	3,211
GBP	124,894	USD	161,775	Credit Suisse AG	6/21/17	213
USD	1,954,382	GBP	1,577,450	Credit Suisse AG	6/21/17	(91,581)
USD	99,332	GBP	79,075	Credit Suisse AG	6/21/17	(3,229)
USD	1,052,177	GBP	840,036	Credit Suisse AG	6/21/17	(37,355)
USD	1,529,721	GBP	1,229,574	Credit Suisse AG	6/21/17	(65,043)
USD	944,840	GBP	734,484	Credit Suisse AG	6/21/17	(7,790)
USD	1,474,194	GBP	1,136,120	Credit Suisse AG	6/21/17	640
HKD	2,257,606	USD	290,998	Credit Suisse AG	6/21/17	(458)
USD	1,734,722	HUF	509,319,661	Goldman Sachs & Co.	6/21/17	(39,612)
USD	8,989,906	HUF	2,582,215,725	Goldman Sachs & Co.	6/21/17	(5,848)
IDR	46,656,187,655	USD	3,463,711	Goldman Sachs & Co.	6/21/17	20,007
USD	3,463,711	IDR	46,656,187,655	Goldman Sachs & Co.	6/21/17	(20,007)
ILS	7,582,830	USD	2,065,415	Goldman Sachs & Co.	6/21/17	31,517
INR	348,498,507	USD	5,163,706	Morgan Stanley	6/21/17	229,219
USD	1,711,772	INR	111,128,270	Morgan Stanley	6/21/17	(7,909)
JPY	5,745,852,404	USD	51,694,113	Credit Suisse AG	5/17/17	(121,726)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	528,269,904	USD	4,766,166	Credit Suisse AG	5/17/17	$(24,634)
JPY	50,624,742	USD	455,614	Credit Suisse AG	5/17/17	(1,227)
JPY	164,951,578	USD	1,480,399	Credit Suisse AG	5/17/17	138
USD	512,998	JPY	56,738,756	Credit Suisse AG	5/17/17	3,734
USD	248,962	JPY	27,471,633	Credit Suisse AG	5/17/17	2,388
USD	1,344,153	JPY	146,001,918	Credit Suisse AG	5/17/17	33,701
KRW	15,366,364,283	USD	13,601,562	Morgan Stanley	6/21/17	(88,987)
KRW	1,741,214,549	USD	1,503,250	Morgan Stanley	6/21/17	27,905
KRW	1,328,599,367	USD	1,172,638	Morgan Stanley	6/21/17	(4,321)
USD	843,609	MXN	16,772,134	JPMorgan Chase Bank N.A.	6/21/17	(40,113)
MYR	7,504,910	USD	1,678,388	Goldman Sachs & Co.	6/21/17	51,823
MYR	8,761,418	USD	1,997,587	Goldman Sachs & Co.	6/21/17	22,303
MYR	8,002,730	USD	1,845,435	Goldman Sachs & Co.	6/21/17	(456)
USD	20,585,064	NOK	174,791,896	JPMorgan Chase Bank N.A.	6/21/17	215,596
USD	419,392	NOK	3,546,118	JPMorgan Chase Bank N.A.	6/21/17	6,143
USD	1,669,155	NOK	14,123,052	JPMorgan Chase Bank N.A.	6/21/17	23,317
USD	105,020	NOK	902,114	JPMorgan Chase Bank N.A.	6/21/17	(109)
USD	396,319	NOK	3,391,083	JPMorgan Chase Bank N.A.	6/21/17	1,138
USD	1,829,046	NOK	15,684,985	JPMorgan Chase Bank N.A.	6/21/17	1,188
USD	4,336,738	NZD	6,280,476	JPMorgan Chase Bank N.A.	6/21/17	29,981
USD	1,975,382	NZD	2,839,008	JPMorgan Chase Bank N.A.	6/21/17	28,568
USD	1,876,780	NZD	2,733,360	JPMorgan Chase Bank N.A.	6/21/17	2,413
PEN	5,969,097	USD	1,829,328	Goldman Sachs & Co.	6/21/17	1,262
USD	5,015,025	PHP	254,512,510	Morgan Stanley	6/21/17	(36,760)
USD	493,156	PHP	24,559,154	Morgan Stanley	6/21/17	5,684
PLN	4,974,278	USD	1,216,365	Goldman Sachs & Co.	6/21/17	65,344
PLN	18,473,662	USD	4,664,359	Goldman Sachs & Co.	6/21/17	95,700
PLN	7,479,551	USD	1,875,975	Goldman Sachs & Co.	6/21/17	51,261
PLN	7,287,062	USD	1,865,225	Goldman Sachs & Co.	6/21/17	12,413
USD	4,732,674	PLN	19,345,253	Goldman Sachs & Co.	6/21/17	(251,967)
RUB	203,720,243	USD	3,401,006	Morgan Stanley	6/21/17	138,569
SEK	30,258,198	USD	3,367,740	JPMorgan Chase Bank N.A.	6/21/17	57,159
SEK	29,180,459	USD	3,259,255	JPMorgan Chase Bank N.A.	6/21/17	43,656
SEK	16,505,822	USD	1,887,242	JPMorgan Chase Bank N.A.	6/21/17	(18,963)
USD	182,845	SEK	1,645,756	JPMorgan Chase Bank N.A.	6/21/17	(3,436)
USD	1,312,048	SEK	11,481,129	JPMorgan Chase Bank N.A.	6/21/17	12,509
USD	3,989,821	SEK	35,763,899	JPMorgan Chase Bank N.A.	6/21/17	(58,264)
SGD	6,588,468	USD	4,705,645	JPMorgan Chase Bank N.A.	6/21/17	12,396
USD	4,570,741	SGD	6,478,441	JPMorgan Chase Bank N.A.	6/21/17	(68,509)
THB	35,746,295	USD	1,023,077	Goldman Sachs & Co.	6/21/17	10,016
USD	1,165,448	THB	40,411,897	Goldman Sachs & Co.	6/21/17	(2,484)
USD	1,928,964	THB	66,578,199	Goldman Sachs & Co.	6/21/17	4,808
TRY	2,898,209	USD	753,795	Goldman Sachs & Co.	6/21/17	50,588
TRY	4,807,982	USD	1,241,314	Goldman Sachs & Co.	6/21/17	93,115
TRY	3,881,428	USD	1,047,745	Goldman Sachs & Co.	6/21/17	29,525
TRY	8,322,465	USD	2,302,066	Goldman Sachs & Co.	6/21/17	7,789

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	56,037,166	USD	1,842,722	Morgan Stanley	6/21/17	$16,001
TWD	55,606,411	USD	1,833,380	Morgan Stanley	6/21/17	11,055
USD	1,855,535	TWD	56,037,166	Morgan Stanley	6/21/17	(3,187)
USD	1,443,643	ZAR	19,240,928	Goldman Sachs & Co.	6/21/17	15,884
						$2,282,969

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
188	Euro-Schatz 2-Year Bonds	June 2017	$22,985,444	$(5,417)
147	Korean Treasury 10-Year Bonds	June 2017	16,143,000	19,120
148	U.S. Treasury 5-Year Notes	June 2017	17,524,125	201,698
100	U.S. Treasury 10-Year Notes	June 2017	12,571,875	(33,069)
			$69,224,444	$182,332

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
42	Euro-Bund 10-Year Bonds	June 2017	$7,401,530	$(40,305)
327	Euro-Bobl 5-Year Bonds	June 2017	46,968,664	42,667
157	U.K. Gilt 10-Year Bonds	June 2017	26,083,227	(61,393)
8	U.S. Treasury Long Bonds	June 2017	1,223,750	(9,393)
104	U.S. Treasury 10-Year Ultra Notes	June 2017	14,087,125	(139,223)
			$95,764,296	$(207,647)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit CDX North America High Yield Index Series 27	$3,197,700	Sell	5.00%	12/20/21	3.01%	$182,550	$279,509

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)	Value
U.S. CPI Urban Consumers NSA Index	$2,200,000	Receive	2.24%	11/15/26	$264	$764
U.S. CPI Urban Consumers NSA Index	2,200,000	Receive	2.28%	11/16/26	(7,044)	(6,544)
U.S. CPI Urban Consumers NSA Index	2,200,000	Receive	2.27%	11/21/26	(6,115)	(5,614)
					$(12,895)	$(11,394)

15

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/15/26	$(3,030)
Bank of America N.A.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29%	11/16/26	(8,805)
Bank of America N.A.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/21/26	(6,473)
Bank of America N.A.	1,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	4/13/27	748
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25%	11/15/26	(317)
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/16/26	(6,783)
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26%	11/21/26	(3,344)
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25%	11/15/26	321
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/16/26	(7,686)
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	11/21/26	(7,592)
						$(42,961)

INTEREST RATE
Counterparty	Notional Amount	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Value
Goldman Sachs & Co.	HUF 11,000,000,000	6-Month HUF-BUBOR	Receive	0.76%	3/20/19	$(196,774)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

16

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BUBOR	-	Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,955,563, which represented 14.7% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,960,677.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Category includes collateral received at the custodian bank for margin requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $280,000.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

APRIL 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $908,157,270)	$904,256,747
Foreign currency holdings, at value (cost of $1,518,210)	1,531,972
Foreign deposits with broker for futures contracts, at value (cost of $489,149)	502,663
Receivable for investments sold	17,516,743
Receivable for capital shares sold	115,886
Receivable for variation margin on futures contracts	34,878
Receivable for variation margin on swap agreements	8,517
Unrealized appreciation on forward foreign currency exchange contracts	3,764,880
Swap agreements, at value	1,069
Interest receivable	8,307,629
936,040,984

Liabilities
Disbursements in excess of demand deposit cash	1,085,343
Payable for collateral received for forward foreign currency exchange contracts	280,000
Payable for investments purchased	5,691,648
Payable for capital shares redeemed	117,827
Unrealized depreciation on forward foreign currency exchange contracts	1,481,911
Swap agreements, at value	240,804
Accrued management fees	520,271
Distribution and service fees payable	4,749
9,422,553

Net Assets	$926,618,431

Net Assets Consist of:
Capital paid in	$952,255,542
Undistributed net investment income	5,291,110
Accumulated net realized loss	(29,336,278)
Net unrealized depreciation	(1,591,943)
$926,618,431

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$440,796,794	35,239,475	$12.51
I Class	$5,089	406	$12.53
Y Class	$5,089	406	$12.53
A Class	$23,645,104	1,906,277	$12.40*
C Class	$869,886	71,601	$12.15
R Class	$138,311	11,203	$12.35
R5 Class	$401,358,454	32,019,938	$12.53
R6 Class	$59,799,704	4,770,391	$12.54
*Maximum offering price $12.98 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$6,785,387

Expenses:
Management fees	3,023,616
Distribution and service fees:
A Class	21,882
C Class	4,853
R Class	323
Trustees' fees and expenses	25,126
Other expenses	4,145
3,079,945

Net investment income (loss)	3,705,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(18,030,814)
Futures contract transactions	282,626
Swap agreement transactions	154,823
Foreign currency transactions	(9,553,342)
(27,146,707)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,135,851)
Futures contracts	(281,878)
Swap agreements	(156,737)
Translation of assets and liabilities in foreign currencies	6,652,626
5,078,160

Net realized and unrealized gain (loss)	(22,068,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,363,105)

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2016
Increase (Decrease) in Net Assets	April 30, 2017	October 31, 2016
Operations
Net investment income (loss)	$3,705,442	$8,095,439
Net realized gain (loss)	(27,146,707)	(16,426,920)
Change in net unrealized appreciation (depreciation)	5,078,160	55,454,116
Net increase (decrease) in net assets resulting from operations	(18,363,105)	47,122,635

Distributions to Shareholders
From net realized gains:
Investor Class	—	(9,015,238)
A Class	—	(370,206)
C Class	—	(24,358)
R Class	—	(3,117)
R5 Class	—	(7,001,393)
R6 Class	—	(647,152)
From tax return of capital:
Investor Class	—	(236,722)
R5 Class	—	(866,572)
R6 Class	—	(100,098)
Decrease in net assets from distributions	—	(18,264,856)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	69,408,188	(7,175,296)

Net increase (decrease) in net assets	51,045,083	21,682,483

Net Assets
Beginning of period	875,573,348	853,890,865
End of period	$926,618,431	$875,573,348

Undistributed net investment income	$5,291,110	$1,585,668

See Notes to Financial Statements.

20

Notes to Financial Statements

APRIL 30, 2017 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

21

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

22

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 64% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.79%
I Class		0.1500% to 0.2100%	0.69%
Y Class		0.0500% to 0.1100%	0.59%
A Class		0.2500% to 0.3100%	0.79%
C Class		0.2500% to 0.3100%	0.79%
R Class		0.2500% to 0.3100%	0.79%
R5 Class		0.0500% to 0.1100%	0.59%
R6 Class		0.0000% to 0.0600%	0.54%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2017 are detailed in the Statement of Operations.

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Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $383,256,731, of which $10,999,394 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2017 totaled $283,221,367, none of which were U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2017(1)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,778,491	$46,135,290	4,463,718	$57,088,670
Issued in reinvestment of distributions	—	—	754,933	9,022,604
Redeemed	(2,440,700)	(29,785,568)	(9,221,561)	(116,841,658)
	1,337,791	16,349,722	(4,002,910)	(50,730,384)
I Class			N/A
Sold	406	5,000
Y Class			N/A
Sold	406	5,000
A Class
Sold	636,674	7,834,245	818,041	10,292,948
Issued in reinvestment of distributions	—	—	30,489	362,204
Redeemed	(157,145)	(1,903,373)	(954,290)	(12,213,403)
	479,529	5,930,872	(105,760)	(1,558,251)
C Class
Sold	7,859	93,469	2,180	27,360
Issued in reinvestment of distributions	—	—	1,511	17,773
Redeemed	(18,881)	(226,337)	(20,221)	(248,330)
	(11,022)	(132,868)	(16,530)	(203,197)
R Class
Sold	1,053	12,609	2,457	30,961
Issued in reinvestment of distributions	—	—	254	3,011
Redeemed	(386)	(4,564)	(4,887)	(62,306)
	667	8,045	(2,176)	(28,334)
R5 Class
Sold	4,692,054	56,730,826	5,155,669	65,467,070
Issued in reinvestment of distributions	—	—	647,103	7,742,905
Redeemed	(1,738,018)	(21,387,684)	(3,529,100)	(43,900,313)
	2,954,036	35,343,142	2,273,672	29,309,662
R6 Class
Sold	1,392,101	16,894,486	1,697,366	21,638,355
Issued in reinvestment of distributions	—	—	62,451	747,250
Redeemed	(407,687)	(4,995,211)	(502,512)	(6,350,397)
	984,414	11,899,275	1,257,305	16,035,208
Net increase (decrease)	5,746,227	$69,408,188	(596,399)	$(7,175,296)

(1)	April 10, 2017 (commencement of sale) through April 30, 2017 for the I Class and Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

25

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$683,947,094	—
Corporate Bonds	—	193,833,631	—
U.S. Treasury Securities	—	11,477,096	—
Temporary Cash Investments	—	14,998,926	—
	—	$904,256,747	—
Other Financial Instruments
Futures Contracts	$201,698	$61,787	—
Swap Agreements	—	281,342	—
Forward Foreign Currency Exchange Contracts	—	3,764,880	—
	$201,698	$4,108,009	—

Liabilities
Other Financial Instruments
Futures Contracts	$181,685	$107,115	—
Swap Agreements	—	252,962	—
Forward Foreign Currency Exchange Contracts	—	1,481,911	—
	$181,685	$1,841,988	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,213,850.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $443,622,225.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average exposure to these interest rate risk derivative instruments during the period was 1,036 futures contracts.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $38,488,218.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized

27

appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $26,100,000.

Value of Derivative Instruments as of April 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,638	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	3,764,880	Unrealized depreciation on forward foreign currency exchange contracts	$1,481,911
Interest Rate Risk	Receivable for variation margin on futures contracts*	34,878	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	—	Swap agreements	196,774
Other Contracts	Swap agreements	1,069	Swap agreements	44,030
Other Contracts	Receivable for variation margin on swap agreements*	6,879	Payable for variation margin on swap agreements*	—
		$3,809,344		$1,722,715

*
Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements, futures contracts or centrally cleared total return swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$154,823	Change in net unrealized appreciation (depreciation) on swap agreements	$95,893
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(9,189,626)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	6,286,043
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	282,626	Change in net unrealized appreciation (depreciation) on futures contracts	(281,878)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(196,774)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(55,856)
		$(8,752,177)		$5,847,428

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$909,351,786
Gross tax appreciation of investments	$21,315,128
Gross tax depreciation of investments	(26,410,167)
Net tax appreciation (depreciation) of investments	$(5,095,039)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2016, the fund had accumulated long-term capital losses of $(1,218,821), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$12.82	0.05	(0.36)	(0.31)	—	—	—	—	$12.51	(2.42)%	0.80%(4)	0.75%(4)	33%	$440,797
2016	$12.39	0.11	0.58	0.69	—	(0.25)	(0.01)	(0.26)	$12.82	5.57%	0.80%	0.85%	40%	$434,618
2015(5)	$12.35	0.04	—(6)	0.04	—	—	—	—	$12.39	0.40%	0.81%(4)	0.95%(4)	7%	$469,820
2015	$14.50	0.14	(1.98)	(1.84)	(0.21)	(0.10)	—	(0.31)	$12.35	(12.85)%	0.80%	1.05%	67%	$494,676
2014	$13.50	0.17	0.86	1.03	(0.03)	—	—	(0.03)	$14.50	7.66%	0.80%	1.24%	35%	$600,026
2013	$14.39	0.19	(0.82)	(0.63)	(0.26)	—	—	(0.26)	$13.50	(4.55)%	0.80%	1.35%	21%	$655,032
2012	$14.65	0.24	(0.18)	0.06	(0.32)	—	—	(0.32)	$14.39	0.36%	0.81%	1.68%	50%	$894,450
I Class
2017(7)	$12.31	0.01	0.21	0.22	—	—	—	—	$12.53	1.79%	0.70%(4)	0.80%(4)	33%(8)	$5
Y Class
2017(7)	$12.31	0.01	0.21	0.22	—	—	—	—	$12.53	1.79%	0.60%(4)	0.90%(4)	33%(8)	$5

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$12.73	0.03	(0.36)	(0.33)	—	—	—	—	$12.40	(2.59)%	1.05%(4)	0.50%(4)	33%	$23,645
2016	$12.33	0.08	0.57	0.65	—	(0.25)	—	(0.25)	$12.73	5.38%	1.05%	0.60%	40%	$18,161
2015(5)	$12.30	0.03	—(6)	0.03	—	—	—	—	$12.33	0.24%	1.06%(4)	0.70%(4)	7%	$18,899
2015	$14.44	0.10	(1.96)	(1.86)	(0.18)	(0.10)	—	(0.28)	$12.30	(13.06)%	1.05%	0.80%	67%	$19,392
2014	$13.44	0.14	0.86	1.00	—	—	—	—	$14.44	7.44%	1.05%	0.99%	35%	$96,081
2013	$14.33	0.16	(0.83)	(0.67)	(0.22)	—	—	(0.22)	$13.44	(4.81)%	1.05%	1.10%	21%	$89,103
2012	$14.60	0.21	(0.20)	0.01	(0.28)	—	—	(0.28)	$14.33	0.03%	1.06%	1.43%	50%	$96,335
C Class
2017(3)	$12.51	(0.01)	(0.35)	(0.36)	—	—	—	—	$12.15	(2.88)%	1.80%(4)	(0.25)%(4)	33%	$870
2016	$12.22	(0.02)	0.56	0.54	—	(0.25)	—	(0.25)	$12.51	4.52%	1.80%	(0.15)%	40%	$1,034
2015(5)	$12.22	—(6)	—(6)	—(6)	—	—	—	—	$12.22	—%	1.81%(4)	(0.05)%(4)	7%	$1,211
2015	$14.34	0.01	(1.96)	(1.95)	(0.07)	(0.10)	—	(0.17)	$12.22	(13.67)%	1.80%	0.05%	67%	$1,580
2014	$13.45	0.03	0.86	0.89	—	—	—	—	$14.34	6.62%	1.80%	0.24%	35%	$3,352
2013	$14.34	0.05	(0.83)	(0.78)	(0.11)	—	—	(0.11)	$13.45	(5.51)%	1.80%	0.35%	21%	$5,051
2012	$14.61	0.10	(0.20)	(0.10)	(0.17)	—	—	(0.17)	$14.34	(0.73)%	1.81%	0.68%	50%	$7,692

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$12.68	0.01	(0.34)	(0.33)	—	—	—	—	$12.35	(2.60)%	1.30%(4)	0.25%(4)	33%	$138
2016	$12.32	0.04	0.57	0.61	—	(0.25)	—	(0.25)	$12.68	5.06%	1.30%	0.35%	40%	$134
2015(5)	$12.30	0.02	—(6)	0.02	—	—	—	—	$12.32	0.16%	1.31%(4)	0.45%(4)	7%	$157
2015	$14.44	0.07	(1.97)	(1.90)	(0.14)	(0.10)	—	(0.24)	$12.30	(13.28)%	1.30%	0.55%	67%	$179
2014	$13.47	0.10	0.87	0.97	—	—	—	—	$14.44	7.20%	1.30%	0.74%	35%	$231
2013	$14.36	0.12	(0.83)	(0.71)	(0.18)	—	—	(0.18)	$13.47	(5.03)%	1.30%	0.85%	21%	$200
2012	$14.63	0.17	(0.20)	(0.03)	(0.24)	—	—	(0.24)	$14.36	(0.22)%	1.31%	1.18%	50%	$246
R5 Class(11)
2017(3)	$12.83	0.06	(0.36)	(0.30)	—	—	—	—	$12.53	(2.34)%	0.60%(4)	0.95%(4)	33%	$401,358
2016	$12.41	0.13	0.57	0.70	—	(0.25)	(0.03)	(0.28)	$12.31	5.78%	0.60%	1.05%	40%	$373,045
2015(5)	$12.36	0.05	—(6)	0.05	—	—	—	—	$12.41	0.40%	0.61%(4)	1.15%(4)	7%	$332,434
2015	$14.51	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.36	(12.67)%	0.60%	1.25%	67%	$339,993
2014	$13.50	0.20	0.87	1.07	(0.06)	—	—	(0.06)	$14.51	7.95%	0.60%	1.44%	35%	$424,158
2013	$14.39	0.22	(0.83)	(0.61)	(0.28)	—	—	(0.28)	$13.50	(4.36)%	0.60%	1.55%	21%	$346,695
2012	$14.66	0.27	(0.20)	0.07	(0.34)	—	—	(0.34)	$14.39	0.49%	0.61%	1.88%	50%	$349,782

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$12.83	0.06	(0.35)	(0.29)	—	—	—	—	$12.54	(2.26)%	0.55%(4)	1.00%(4)	33%	$59,800
2016	$12.41	0.14	0.57	0.71	—	(0.25)	(0.04)	(0.29)	$12.83	5.83%	0.55%	1.10%	40%	$48,582
2015(5)	$12.35	0.05	0.01	0.06	—	—	—	—	$12.41	0.49%	0.56%(4)	1.20%(4)	7%	$31,370
2015	$14.50	0.16	(1.97)	(1.81)	(0.24)	(0.10)	—	(0.34)	$12.35	(12.63)%	0.55%	1.30%	67%	$30,516
2014(9)	$13.77	0.19	0.61	0.80	(0.07)	—	—	(0.07)	$14.50	5.81%	0.55%(4)	1.45%(4)	35%(10)	$7,614

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2017 (unaudited).

(4)	Annualized.

(5)
July 1, 2015 through October 31, 2015. The fund's fiscal year end was changed from June 30 to October 31, resulting in a four-month annual reporting period. For the years before October 31, 2015, the fund's fiscal year end was June 30.

(6)	Per-share amount was less than $0.005.

(7)	April 10, 2017 (commencement of sale) through April 30, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2017.

(9)	July 26, 2013 (commencement of sale) through June 30, 2014.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2014.

(11)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 1706

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2017